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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07505

American Independence Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 266-8787

Date of fiscal year end: 10/31/05

Date of reporting period: 4/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

American Independence Funds Trust

Semi-Annual Report

April 30, 2005

Money Market Fund

UltraShort Bond Fund

Intermediate Bond Fund

Stock Fund

International Multi-Manager Stock Fund

Kansas Tax-Exempt Bond Fund

Important Customer Information, Investment Products:

•	Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,

•	Are not insured by the FDIC, and

•	Are subject to investment risks, including possible loss of the principal amount invested.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (11.1%)
Barclays Capital, 2.97%, 05/02/05 (Purchased on 04/29/05, proceeds on maturity $6,903,295.95 collateralized by Bank of New York, fair value $7,039,620.03)	$6,901,588	$6,901,588

Total Repurchase Agreements (Cost $6,901,588)		6,901,588

Bank Notes * (15.1%)
Banking (15.1%)
Fifth Third Bank, 2.71%, 05/16/05	3,000,000	2,999,107
Southtrust Bank NA, 3.09%, 6/29/05	3,000,000	3,000,442
Suntrust Bank, 3.12%, 7/5/05	3,350,000	3,350,135

Total Bank Notes (Cost $9,349,684)		9,349,684

Certificates of Deposit * (19.4%)
Banking (19.4%)
BNP Paribas NY Branch, 2.78%, 5/23/05	3,000,000	2,999,452
BNP Paribas NY Branch, 2.99%, 06/20/05	3,000,000	2,998,994
Credit Lyonnais NY Branch, 2.92%, 6/13/05	3,000,000	2,999,276
Credit Suisse First Boston NY, 2.79%, 5/10/05	3,000,000	3,000,365

Total Certificates of Deposit (Cost $11,998,087)		11,998,087

Commercial Paper ** (16.7%)
Asset Backed Securities (4.8%)
Fountain Square, 2.71%, 5/2/05 (b)(c)	3,000,000	2,999,776
Golden Funding Corp., 3.07%, 7/5/05 (b)(c)	3,067,000	3,050,110

		6,049,886

Foreign Banks (11.9%)
Spintab AB, 3.03%, 7/1/05	3,000,000	2,984,699
UBS Financial Inc., 2.91%, 5/19/05	1,300,000	1,298,115

		4,282,814

Total Commercial Paper (Cost $10,332,700)		10,332,700

Medium Term/Senior Notes * (37.6%)
Banking (27.5%)
Abbey National Treasury Services, 3.19%, 7/18/05 (b)	2,000,000	2,000,700
Citigroup, Inc., 2.90%, 5/19/05	2,000,000	2,000,069
HBOS Treasury Services PLC, 3.23%, 7/29/05	3,500,000	3,500,509
JP Morgan Chase & Co., 3.12%, 5/20/05	2,500,000	2,500,394
Morgan Stanley, 3.37%, 6/27/05	3,000,000	3,008,088
US Bancorp, 3.17%, 6/16/05	2,000,000	2,001,233
Wells Fargo Co., 3.12%, 6/29/05	2,000,000	2,000,602

		17,011,595

Financial Services (6.9%)
General Electric Capital Corp., 2.95%, 5/3/05	1,000,000	1,001,716
General Electric Capital Corp., 2.97%, 5/6/05	1,000,000	1,001,601
Household Finance Corp., 2.92%, 5/18/05	1,000,000	1,000,271
Household Finance Corp., 3.33%, 6/17/05	1,300,000	1,300,547

		4,304,135

Motor Vehicles (3.2%)
Toyota Motor Credit Corp., 3.10%, 7/7/05	2,000,000	2,000,193

Total Medium Term/Senior Notes (Cost $23,315,923)		23,315,923

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount	Value
Total Investments (Cost $61,897,982) (a) - 99.9%		$61,897,982
Other assets in excess of liabilities - 0.1%		53,843

NET ASSETS - 100.0%		$61,951,825

(a)	Cost for federal income tax and financial reporting purposes are the same.

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Represents section 4(2) commercial paper which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

*	Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2005. Maturity date reflects next rate change date.

**	Discount securities. The rate represents the effective yield on date of purchase.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at amortized cost		$54,996,394
Repurchase agreements, at cost		6,901,588
Interest and dividends receivable		197,227
Receivable due from Investment Advisor		9,768
Prepaid expenses and other assets		10,747

Total Assets		62,115,724

Liabilities:
Dividends payable	$130,325
Accrued expenses and other payables:
Investment advisory fees	3,797
Administration fees	877
Service organization fees	13,939
Custodian fees	1,115
Other payables	13,846

Total Liabilities		163,899

Net Assets consist of:
Capital (a)		$61,941,326
Accumulated net investment income		10,499

Net Assets		$61,951,825

Service Shares:
Net Assets		$61,951,825

Outstanding Units of Beneficial Interest (Shares)		61,900,504

Net asset value, offering and redemption price per share		$1.00

(a)	Amount for Money Market Fund represents $61,901 of $.001 par value and $61,879,425 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Interest income		$814,467

Total Investment Income		814,467

Expenses:
Investment advisory fees	$82,667
Administration fees	66,134
12b-1 Distribution fees	82,666
Service organization fees	82,666
Accounting fees	16,576
Custodian fees	6,613
Transfer agent fees	1,984
Other fees	39,608

Total expenses before fee reductions		378,914
Expenses contractually reduced/reimbursed by the Investment Advisor		(67,912)
Expenses contractually reduced by the Distributor		(82,666)
Expenses contractually reduced by the Administrator		(33,066)

Net Expenses		195,270

Net Investment Income		619,197

Change in Net Assets Resulting from Operations		$619,197

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$619,197	$451,673
Net realized gains from investment transactions	—	2,370

Change in net assets from operations	619,197	454,043

Distributions to Shareholders:
From net investment income	(619,770)	(461,797)

Change in net assets from shareholder distributions	(619,770)	(461,797)

Capital Share Transactions:
Proceeds from shares issued	47,944,262	101,139,821
Dividends reinvested	—	344
Cost of shares redeemed	(49,712,669)	(108,731,003)

Change in net assets from capital share transactions	(1,768,407)	(7,590,838)

Change in net assets	(1,768,980)	(7,598,592)
Net Assets:
Beginning of period	63,720,805	71,319,397

End of period*	$61,951,825	$63,720,805

Share Transactions**:
Issued	47,944,261	101,139,821
Reinvested	—	344
Redeemed	(49,712,669)	(108,731,003)

Change in Shares	(1,768,408)	(7,590,838)

*	Includes accumulated net investment income of $10,499 and $11,072, respectively.

**	All capital share transactions have been processed at a net asset value of $1.00 per share.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.009		0.007	0.008	0.015	0.045	0.058

Total from Investment Activities	0.009		0.007	0.008	0.015	0.045	0.058

Distributions
Net investment income	(0.009)		(0.007)	(0.008)	(0.015)	(0.045)	(0.058)

Total Distributions	(0.009)		(0.007)	(0.008)	(0.015)	(0.045)	(0.058)

Change in net asset value	—		—	—	—	—	—

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (excludes sales charge)	0.93	%(a)	0.70%	0.79%	1.55%	4.63%	5.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$61,952		$63,721	$71,319	$72,022	$73,298	$73,727
Ratio of expenses to average net assets	0.59	%(b)	0.59%	0.56%	0.58%	0.59%	0.60%
Ratio of net investment income to average net assets	1.87	%(b)	0.68%	0.78%	1.53%	4.65%	5.76%
Ratio of expenses to average net assets*	1.14	%(b)	1.13%	1.14%	1.12%	1.12%	1.13%

*	During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Ultra Short Bond Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (20.2%)
Asset Backed Securities Corp., Series 2001-HE2, Class A1, 3.21%*, 5/15/05	$22,840	$23,002
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 3.31%*, 5/1/05	229,000	229,129
Brazos Student Loan Finance Corp., Series 1997-A, Class A2, 3.13%*, 5/1/05	314,332	313,743
Chase Funding Loan Aquisition Trust, Series 2001-FF1, Class A2, 3.26%*, 5/25/05	93,271	93,354
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-3, Class 2A1, 3.27%*, 5/25/05	10,604	10,617
Chesapeake Funding LLC, Series 2003-2, Class A1, 3.09%*, 5/7/05	600,000	600,583
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, 3.42%*, 5/25/05	158,253	158,549
Countrywide Asset-Backed Certificates, Series 2003-SD3, Class A1, 3.44%*, 5/25/05	80,082	80,592
Countrywide Asset-Backed Certificates, Series 2003-SD1, Class A1, 3.71%*, 5/25/05	46,906	46,930
Countrywide Home Equity Loan Trust, Series 2001-A, Class A, 3.19%*, 5/15/05	162,815	163,050
Countrywide Home Equity Loan Trust, 3.24%*, 5/15/05	383,481	384,900
Countrywide Home Equity Loan Trust, 3.32%*, 5/15/05	559,366	562,925
Countrywide Home Equity Loan Trust, 3.38%*, 5/25/05	477,349	478,448
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 3.24%*, 5/20/05	448,957	449,822
First Horizon ABS Trust, Series 2004-HE1, Class A, 3.23%*, 5/25/05	209,528	209,658
First Horizon ABS Trust, Series 2004-HE3, Class A, 3.31%*, 5/25/05	430,232	431,880
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 3.24%*, 5/20/05	237,483	237,873
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 3.30%*, 5/25/05	181,033	181,610
Golden Securities Corp., Series 2003-A, Class A1, 3.16%*, 5/1/05	190,000	189,999
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 3.25%*, 5/25/05	344,541	345,117
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	500,000	488,330
Honda Auto Receivables Owner Trust, Series 2005-2, Class A3, 3.93%, 1/15/09	1,500,000	1,499,088
Household Home Equity Loan Trust, Series 2002-2, Class A, 3.29%*, 5/20/05	170,722	171,084
Mellon Bank Premium Finance Loan Master Trust, Series 2004-1, Class A, 3.17%, 6/15/05	450,000	451,655
MSDWCC Heloc Trust, Series 2003-1, Class A, 3.29%*, 5/25/05	275,987	277,214
Nellie Mae, Inc., Series 1996-1, Class A2, 3.21%*, 5/15/05	33,299	33,324
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 3.44%*, 5/25/05	102,904	103,283

AMERICAN INDEPENDENCE FUNDS TRUST

Ultra Short Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities, continued
Pass Through Amortizing Credit Card Trust, Series 2002-1A, Class A1FL, 3.72%*, 5/17/05	$14,594	$14,601
Providian Home Equity Loan Trust, Series 1999-1, Class A, 3.31%*, 5/25/05	261,376	262,081
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 3.52%,* 5/25/05	326,755	328,274
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 3.32%*, 5/25/05	159,241	159,645
Residential Asset Securities Corp., Series 2000-KS4, Class AII, 3.25%*, 5/25/05	113,115	113,244
Residential Funding Mortgage Securities Series 2003-HS3, Class A2B, 3.31%*, 5/25/05	295,366	296,119
USAA Auto Owner Trust, 2.04%, 2/16/10	400,000	392,446
Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, 3.45%*, 5/25/05	2,103,368	2,115,514
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 3.28%*, 5/25/05	260,289	261,104

Total Asset Backed Securities (Cost $12,156,066)		12,158,787

Collateralized Mortgage Obligations (20.2%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 5.09%*, 5/1/05	13,649	13,768
Country Wide Home Loans, Series 2005-11, Class 4A1, 3.29%*, 5/25/05	989,026	988,957
Countrywide Home Loans, Series 2004-R1, Class 1AF, 3.42%*, 5/25/05	853,636	853,894
CS First Boston Mortgage Securities Corp., Series 2002-AR17, Class 2A1, 4.40%*, 5/1/05	56,154	56,372
CS First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.90%*, 5/1/05	103,395	102,942
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 3.13%*, 5/26/05	130,974	131,090
Fannie Mae Grantor Trust, Series 2002-T13, Class A1, 3.12%*, 5/25/05	363,063	363,273
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 3.14%*, 5/25/05	521,191	522,194
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 3.26%*, 5/25/05	128,134	128,220
Freddie Mac, Series 1694, Class A, 6.50%, 9/15/23	318,981	326,582
Freddie Mac Structured Pass Through Securities, Series T-32, Class A1, 3.15%*, 5/25/05	160,757	161,595
Freddie Mac Structured Pass Through Securities, Series T-31, Class A7, 3.15%*, 5/25/05	643,500	643,832
Freddie Mac Structured Pass Through Securities, Series T-22, Class A7, 3.17%*, 5/25/05	298,944	299,200
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 4.15%*, 5/1/05	280,301	297,202
Freddie Mac Structured Pass Through Securities, Series T-57, Class 1A2, 7.00%, 7/25/43	1,332,799	1,409,850
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 3.42%*, 5/25/05	873,214	877,867
Master Specialized Loan Trust, Series 2004-1, Class A1, 3.42%*, 5/25/05	314,356	313,489

AMERICAN INDEPENDENCE FUNDS TRUST

Ultra Short Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Collateralized Mortgage Obligations, continued
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%/, 5/1/05	$169,906	$170,182
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 3.33%*, 5/15/05	323,499	325,192
MLCC Mortgage Investors, Inc., Series 1995-B, Class A, 3.35%*, 5/15/05	797,645	799,924
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 3.36%*, 5/25/05	399,904	402,687
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	298,305	303,886
Sequoia Mortgage Trust, Series 7, Class A, 3.33%*, 5/20/05	391,161	390,877
Sequoia Mortgage Trust, Series 10, Class 1A, 3.39%*, 5/20/05	380,883	381,661
Sequoia Mortgage Trust, Series 9, Class 1A, 3.34%*, 5/20/05	485,190	487,532
Structured Asset Securities Corp., 3.83%, 3/25/33	144,859	141,952
Structured Asset Securities Corp., Series 2004, Class A, 3.27%*, 5/25/05	520,272	521,816
Washington Mutual, Series 2005-AR1, Class A1A, 3.20%*, 5/25/05	639,422	639,897

Total Collateralized Mortgage Obligations (Cost $12,034,847)		12,055,933

Corporate Bonds (18.8%)
Automotive (0.7%)
DaimlerChrysler NA Holdings, 3.89%*, 6/27/05	200,000	200,263
Volkswagon Credit Inc, 3.40%*, 7/21/05 (b)	200,000	200,023

		400,286

Banking (5.2%)
American Express Centurion, 3.07%*, 5/19/05	300,000	300,508
Associated Bank NA, 2.87%*, 5/1/05	250,000	250,157
Bank of New York, 3.23%*, 7/14/05	250,000	249,797
Bank One Corp., 6.88%, 8/1/06	150,000	155,450
BB&T Corp., 6.38%, 6/30/05	125,000	125,625
First American Corp., 7.25%, 5/1/06	300,000	310,019
Huntington National Bank, 3.25%*, 7/26/05	300,000	299,669
Marshall & Ilsley, 3.15%*, 7/4/05	450,000	448,945
National City Bank, 2.94%*, 5/9/05	200,000	200,138
Old Kent Bank, 7.75%, 8/15/10	200,000	201,661
Sovereign Bank, 10.20%, 6/30/05 (b)	172,771	173,860
State Street Capital Trust II, 3.29%*, 5/15/05	150,000	150,503
US Trust Co. New York, 3.11%*, 5/13/05	200,000	200,063

		3,066,395

Brokerage Services (0.7%)
Merrill Lynch & Co., 3.25%*, 5/23/05	225,000	225,963
Morgan Stanley Dean Witter, 6.10%, 4/15/06	200,000	204,102

		430,065

Chemicals (0.3%)
Cabot Corp., 6.56%, 12/12/05	200,000	203,070

Corporate Bonds, continued
Electric Utility (1.3%)
Duke Energy Corp., 3.41%*, 6/8/05	200,000	200,083
Duke Energy Field Services Corp., 4.50%, 8/16/05	200,000	202,270
EL Paso Electric Co., 8.90%, 2/1/06	185,000	191,648

AMERICAN INDEPENDENCE FUNDS TRUST

Ultra Short Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Corporate Bonds, continued
Puget Sound Energy, Inc, 3.44%*, 7/15/05	$155,000	$155,016

		749,017

Electronics-Technology (0.3%)
Equifax, Inc., 6.30%, 7/1/05	175,000	175,838

Energy Equipment & Services (1.4%)
Columbia Energy Group, 6.80%, 11/28/05	175,000	177,924
Halliburton Co., 4.65%*, 7/17/05	165,000	166,031
Union Oil Co., 9.18%, 2/15/06	232,000	240,867
Union Pacific Resources, 6.50%, 5/15/05	275,000	275,231

		860,053

Financial Services (2.4%)
Massmutual Global Funding II, 3.19%*, 6/13/05	190,000	190,234
Monumental Global Funding, 6.05%, 1/19/06, (b)	300,000	304,927
Nebhelp, Inc., 3.20%*, 5/25/05	900,000	899,994

		1,395,155

Food Products (0.3%)
General Mills, Inc., 6.45%, 10/15/06	200,000	206,907

Household Products (0.3%)
Newell Rubbermaid, Inc., 2.00%, 5/1/05	180,000	180,000

Industrial Goods & Services (0.3%)
Masco Corp., 3.21%, 6/9/05, (b)	200,000	200,497

Insurance (1.8%)
Hartford Life Global Fund, 3.18%*, 6/15/05	200,000	199,379
John Hancock Global Funding II, 3.29%*, 7/5/05, (b)	250,000	250,262
Nationwide Life Global Funding, 2.88%*, 5/16/05, (b)	150,000	150,210
Principal Life, 3.23%*, 5/2/05	250,000	250,073
Unitrin, Inc., 5.75%, 7/1/07	200,000	205,307

		1,055,231

Lodging (0.4%)
Marriott International, 6.88%, 11/15/05	250,000	254,243

Multimedia (0.5%)
Donnelley & Sons, 6.66%, 7/6/05	300,000	301,400

Paper Products (0.8%)
Avery Dennison Corp, 3.00%*, 5/10/05	135,000	135,142
Tenneco Packaging, 7.20%, 12/15/05	225,000	229,396
Weyerhauser Co., 6.13%, 3/15/07	88,000	91,017

		455,555

Pharmaceuticals (0.5%)
Eli Lilly & Co., 2.92%*, 5/24/05	325,000	325,281

Real Estate Investment Trust (0.4%)
Duke Realty Corp., 3.31%*, 6/22/05	250,000	250,168

Retail - Food (0.4%)
Safeway, Inc., 3.21%*, 5/1/05	250,000	250,326

Textiles (0.3%)
Reebok International, Ltd., 6.75%, 9/15/05	200,000	201,738

Transportation Services (0.5%)
Union Pacific Corp., 7.60%, 5/1/05	300,000	300,000

Total Corporate Bonds (Cost $11,288,107)		11,261,225

Medium Term/Senior Notes (4.6%)
Automotive (0.3%)
American Honda Finance, 3.30%*, 7/11/05	150,000	150,352
Ford Motor Credit Co., 3.92%*, 6/28/05	35,000	33,524

		183,876

Banking (2.5%)
Bank of America Corp., 3.14%*, 5/26/05	300,000	300,262

AMERICAN INDEPENDENCE FUNDS TRUST

Ultra Short Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Medium Term/Senior Notes, continued
Citigroup Global, 3.11%*, 6/13/05	$300,000	$300,433
JP Morgan Chase & Co., 3.13%*, 6/13/05	300,000	300,615
Keycorp, 3.36%*, 7/25/05	250,000	250,386
Washington Mutual Bank, 3.51%*, 7/25/05	260,000	261,187

		1,412,883

Brokerage Services (0.5%)
Goldman Sachs Group, Inc., 3.27%*, 7/11/05	300,000	300,497

Electronics-Technology (0.5%)
Applied Materials, Inc., 7.00%, 9/6/05	300,000	303,484

Industrial Manufacturing (0.3%)
John Deere Capital Corp., 3.15%*, 5/20/05	200,000	199,999

Insurance (0.5%)
American General Finance, 3.22%*, 7/5/05	325,000	324,636

Total Medium Term/Senior Notes (Cost $2,725,871)		2,725,375

Taxable Municipal Bonds (8.6%)
Arizona (0.2%)
State, Series A-1, 3.09%*, 5/26/05	100,000	100,000

California (0.6%)
San Francisco, Affordable Housing, Series D, GO, 5.50%, 6/15/05, OID	350,000	350,508

Michigan (0.5%)
Oakland County, 3.90%, 4/1/06	300,000	300,027

Minnesota (0.3%)
State, Series B, 2.79%, 10/1/05	175,000	174,162

Missouri (1.7%)
State, Series E, 3.17%*, 5/4/05	600,000	599,999
Student Loan Revenue, Series N, 3.30%*, 5/18/05	400,000	400,000

		999,999

New Jersey (0.3%)
Hudson County, GO, 6.09%, 9/1/05, FSA	150,000	150,644

New York (0.5%)
New York, Series L, 4.00%, 12/1/06	300,000	299,901

Oregon (0.3%)
State, Series D, 4.00%, 4/1/06	200,000	200,578

Pennsylvania (1.3%)
Harrisburg, Redevelopment Authority, 3.74%, 11/15/30	150,000	149,348
State, 3.20%*, 5/4/05	600,000	600,000

		749,348

Texas (1.9%)
Brazos, Series A11, 3.10%*, 5/26/05	600,000	600,000
Panhandle-Plains, Series A-3, 3.15%*, 5/4/05	600,000	599,999

		1,199,999

Washington (1.0%)
Student Loan Financial Association, 3.30%*, 5/3/05	600,000	600,000

Total Taxable Municipal Bonds (Cost $5,128,188)		5,125,166

U.S. Government Agency Pass-Through Securities (9.0%)
Fannie Mae (8.4%)
3.29%*, 5/1/05, Pool # 557072	40,460	41,245
3.64%, 7/1/07, Pool #385793	962,370	954,955
4.17%*, 5/1/05, Pool #784365	181,061	182,016
4.42%*, 5/1/05, Pool #789463	539,319	537,049
4.50%, 4/1/13, Pool #254717	1,388,689	1,390,245
4.91%*, 5/1/05, Pool #810896	959,732	976,715

AMERICAN INDEPENDENCE FUNDS TRUST

Ultra Short Bond Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
U.S. Government Agency Pass-Through Securities, continued
5.50%, 1/1/10, Pool #687086	$683,983	$701,710
5.96%*, 5/1/05, Pool #365421	103,663	106,200
6.50%, 12/1/15, Pool #545927	83,524	87,218
8.50%, 8/1/30, Pool #542611	17,571	19,187

		4,996,540

Freddie Mac (0.0%)
4.00%, 5/1/05*, Pool # 846367	25,285	26,091

Small Business Administration (0.6%)
5.73%, 5/25/05*, Pool #503664	23,936	25,148
6.13%, 5/25/05*, Pool #503653	25,097	26,300
6.48%, 5/25/05*, Pool #502966	23,979	25,540
7.35%, 8/10/06	113,587	117,677
7.88%, 5/1/10	135,981	142,327

		336,992

Total U.S. Government Agency Pass-Through Securities (Cost $5,365,477)		5,359,623

U.S. Government Bond (3.3%)
Federal Farm Credit Bank (3.3%)
2.89%*, 5/20/05	2,000,000	2,000,302

Total U.S. Government Bond (Cost $1,999,573)		2,000,302

U.S. Treasury Obligations (11.4%)
U.S. Treasury Notes (11.4%)
3.25%, 8/15/08	2,895,000	2,849,201
3.63%, 7/15/09	4,000,000	3,967,344

Total U.S. Treasury Obligations (Cost $6,927,392)		6,816,545

Investment Companies (3.7%)
American AAdvantage U.S. Government	2,198,884	2,198,884

Money Market Fund (c)
Total Investment Companies (Cost $2,198,884)		2,198,884

Total Investments (Cost $59,824,405) (a) - 99.8%		59,701,840
Other assets in excess of liabilities - 0.2%		127,191

NET ASSETS - 100.0%		$59,829,031

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2005. The maturity date is the next rate change date.

(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$107,041
Unrealized depreciation	(229,606)

Net unrealized depreciation	$(122,565)

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees

(c)	Affiliate.

AMBAC -	Insured by AMBAC Idemnity Corp.
GIC-	Guaranteed Investment Contract
GO -	General Obligation
MBIA -	Insured by Municipal Bond Insurance Association
NV -	Naamloze Vennootschap (Dutch Corp.)
OID-	Original Issue Discount

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $57,625,521)		$57,502,956
Investment in affiliate, at value (cost $2,198,884)		2,198,884

Total Investments		59,701,840

Cash		674
Interest and dividends receivable		290,035
Receivable due from Investment Advisor		6,146
Prepaid expenses and other assets		7,607

Total Assets		60,006,302

Liabilities:
Dividends payable	$140,366
Accrued expenses and other payables:
Investment advisory fees	9,301
Administration fees	818
Service organization fees	12,239
Custodian fees	979
Other payables	13,568

Total Liabilities		177,271

Net Assets consist of:
Capital (a)		$60,059,885
Accumulated net investment loss		(11,197)
Accumulated net realized losses from investment transactions		(97,092)
Unrealized depreciation from investments		(122,565)

Net Assets		$59,829,031

Service Shares:
Net Assets		$59,829,031

Outstanding Units of Beneficial Interest (Shares)		5,964,049

Net asset value, redemption price per share		$10.03

Maximum Sales Charge - Service Shares		3.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$10.42

(a)	Amount for UltraShort Bond Fund represents $5,964 of $.001 par value and $60,053,921 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Interest income		$883,669
Dividend income		2,543
Dividend income from affiliate		24,763

Total Investment Income		910,975

Expenses:
Investment advisory fees	$117,375
Administration fees	58,688
12b-1 Distribution fees	73,359
Service organization fees	73,359
Accounting fees	27,732
Custodian fees	5,868
Transfer agent fees	2,470
Other fees	33,970

Total expenses before fee reductions		392,821
Expenses contractually reduced/reimbursed by the Investment Advisor		(99,181)
Expenses contractually reduced by the Distributor		(73,359)
Expenses contractually reduced by the Administrator		(29,343)

Net Expenses		190,938

Net Investment Income		720,037

Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions		(97,099)
Change in unrealized appreciation/depreciation from investments		(177,349)

Net realized/unrealized losses from investments		(274,448)

Change in Net Assets Resulting from Operations		$445,589

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$720,037	$1,022,609
Net realized gains (losses) from investment transactions	(97,099)	162,470
Change in unrealized appreciation/depreciation from investments	(177,349)	(429,979)

Change in net assets from operations	445,589	755,100

Distributions to Shareholders:
From net investment income	(744,288)	(1,100,075)
From net realized gains from investment transactions	(62,639)	(115,809)

Change in net assets from shareholder distributions	(806,927)	(1,215,884)

Capital Share Transactions:
Proceeds from shares issued	5,366,317	12,340,227
Dividends reinvested	289,061	470,521
Cost of shares redeemed	(3,590,034)	(15,617,070)

Change in net assets from capital share transactions	2,065,344	(2,806,322)

Change in net assets	1,704,006	(3,267,106)
Net Assets:
Beginning of period	58,125,025	61,392,131

End of period*	$59,829,031	$58,125,025

Share Transactions:
Issued	533,879	1,217,638
Reinvested	28,763	46,457
Redeemed	(357,379)	(1,542,671)

Change in Shares	205,263	(278,576)

*	Includes accumulated net investment income (loss) of ($11,197) and $13,054, respectively.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.09		$10.17	$10.17	$10.40	$9.96	$9.90

Investment Activities
Net investment income	0.12		0.17	0.22	0.38	0.53	0.56
Net realized and unrealized gains (losses) from investments	(0.04)		(0.05)	0.02	(0.18)	0.44	0.06

Total from Investment Activities	0.08		0.12	0.24	0.20	0.97	0.62

Distributions
Net investment income	(0.13)		(0.18)	(0.24)	(0.38)	(0.53)	(0.56)
Net realized gains from investment transactions	(0.01)		(0.02)	—	(0.05)	—	— (c)

Total Distributions	(0.14)		(0.20)	(0.24)	(0.43)	(0.53)	(0.56)

Change in net asset value	(0.06)		(0.08)	—	(0.23)	0.44	0.06

Net Asset Value, End of Period	$10.03		$10.09	$10.17	$10.17	$10.40	$9.96

Total Return (excludes sales charge)	0.77	%(a)	1.23%	2.41%	2.02%	10.02%	6.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$59,829		$58,125	$61,392	$48,579	$47,624	$51,984
Ratio of expenses to average net assets	0.65	%(b)	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	2.45	%(b)	1.69%	2.13%	3.71%	5.26%	5.64%
Ratio of expenses to average net assets*	1.34	%(b)	1.33%	1.33%	1.33%	1.28%	1.29%
Portfolio turnover rate	37.53%		68.14%	72.06%	66.57%	65.87%	57.96%

*	During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

(c)	Distribution per share was less than $0.005

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Asset Backed Securities (6.0%)
Brazos Student Loan Finance Corp., Series 1995-A, Class A3, 3.31%*, 5/1/05	$391,000	$391,220
Citibank Credit Card Issuance Trust, Series 2001-B1, Class B1, 3.64%*, 7/15/05	250,000	252,540
Green Tree Financial Corp., Series 1997-7, Class A8, 6.86%, 7/15/29	253,688	265,778
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	400,000	390,664
MSDWCC Heloc Trust, Series 2003-1, Class A, 3.29%*, 5/25/05	275,988	277,214
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 3.52%*, 5/26/05, (b)	136,148	136,781
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 3.32%*, 5/25/05, (b)	159,241	159,645
U.S. Education Loan Trust, Series 2004-3A, Class A3, 3.16%*, 6/1/05 (b)	500,000	502,185
Union Financial Services Taxable Student, Series 1998-A, Class B5, 3.40%*, 5/9/05	300,000	300,000
Volkswagen Auto Lease Trust, Series 2005-A, Class A3, 3.82%, 5/20/08	400,000	399,667
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 3.28%*, 5/25/05	260,289	261,104

Total Asset Backed Securities (Cost $3,327,899)		3,336,798

Collateralized Mortgage Obligations (19.5%)
Countrywide Home Loans, Series 2004-R1, Class 1AF, 3.42%*, 5/25/05	640,227	640,420
CS First Boston Mortgage Securities Corp, Series 2004-AR5, Class 10A1, 5.03%*, 5/1/05	272,497	273,990
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	912,744	934,997
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	3,100,000	3,210,403
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	517,472
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	696,480	696,256
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	377,256	401,931
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	559,197	580,901
Merrill Lynch Mortgage Investors, Inc., Series 2003-D, Class A, 7.12%, 6/18/29	468,181	485,249
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 3.36%*, 5/25/05	333,254	335,572
MLCC Mortgage Investors, Inc., Series 2003-D, Class A, 3.33%*, 5/25/05	426,813	428,239
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	298,305	303,886
Sequoia Mortgage Trust, Series 10, Class 1A, 3.39%*, 5/20/05	380,883	381,661
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13	451,554	450,785
Structured Asset Securities Corp., Series 2004, Class A, 3.27%*, 5/25/05	329,506	330,483

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Washington Mutual, Series 2003-AR1, Class A6, 4.49%*, 5/1/05	$894,091	$893,662

Total Collateralized Mortgage Obligations (Cost $10,691,929)		10,865,907

Corporate Bonds (31.3%)
Automotive (0.9%)
DaimlerChrysler, 4.05%, 6/4/08	140,000	134,958
Ford Motor Credit Co., 7.38%, 10/28/09	230,000	221,464
General Motors Acceptance Corp., 7.75%, 1/19/10	130,000	122,649

		479,071

Banking (7.7%)
AmSouth Bancorp, 6.13%, 3/1/09	225,000	238,819
Associated Banc Corp., 6.75%, 8/15/11	200,000	222,708
Bank of America Corp., 7.40%, 1/15/11	300,000	341,686
Bank One Corp., 10.00%, 8/15/10	230,000	284,869
BB&T Corp., 6.50%, 8/1/11	125,000	137,571
BB&T Corp., 7.25%, 6/15/07	125,000	132,483
Citigroup, Inc., 6.50%, 1/18/11	215,000	235,999
City National Bank, 6.75%, 9/1/11	250,000	278,549
First Tennessee Bank, 5.05%, 1/15/15	200,000	201,688
First Union National Bank, 7.80%, 8/18/10	300,000	348,304
Firstar Bank N.A., 7.13%, 12/1/09	150,000	167,288
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	150,000	175,533
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	219,922
National City Bank, 6.20%, 12/15/11	150,000	162,908
National City Bank of Kentucky, 6.30%, 2/15/11	75,000	82,114
National Commerce Capital, 4.08%*, 7/1/05	150,000	148,910
Old Kent Bank, 7.75%, 8/15/10	200,000	201,661
PNC Funding Corp., 6.13%, 2/15/09	150,000	158,850
Roslyn Bancorp, Inc., 7.50%, 12/1/08	175,000	191,546
Sovereign Bank, 4.00%, 2/1/08	250,000	247,158
U.S. Bank N.A., Minnesota, 6.38%, 8/1/11	150,000	164,771

		4,343,337

Brokerage Services (1.4%)
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	248,964
Merrill Lynch & Co., 3.25%*, 5/23/05	225,000	225,963
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	276,472

		751,399

Chemicals (0.5%)
Montell America Finance, 7.60%, 3/15/07, (b)	140,000	138,571
Praxair, Inc., 6.50%, 3/1/08	125,000	131,955

		270,526

Defense (0.5%)
Honeywell International, 6.13%, 11/1/11	250,000	271,545

Diversified (0.3%)
General Electric Co., 5.00%, 2/1/13	170,000	173,289

Electric Utility (0.9%)
Duke Energy Field Services Corp., 7.88%, 8/16/10	145,000	166,346
Niagara Mohawk Power, 7.63%, 10/1/05	94,512	96,083
Puget Sound Energy, Inc., 7.96%, 2/22/10	200,000	228,090

		490,519

Electronics: Technology (0.2%)
Fiserv, Inc., 4.00%, 4/15/08	140,000	137,947

Energy Equipment & Services (2.1%)
Columbia Energy Group, 6.80%, 11/28/05	200,000	203,342
ConocoPhillips Petroleum, 8.75%, 5/25/10	180,000	215,440
Halliburton Co., 4.65%*, 7/17/05	140,000	140,875

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Marathon Oil Corp., 6.13%, 3/15/12	$165,000	$179,564
Sunoco, Inc., 7.75%, 9/1/09	200,000	224,977
Union Oil Co. of California, 9.40%, 2/15/11	150,000	180,084

		1,144,282

Financial Services (2.1%)
AIG Sun America Global Finance, 5.85%, 8/1/08 (b)	180,000	187,420
Fort Eustis, 4.98%, 12/15/20	200,000	203,258
Fort Sam Houston Military Housing, 5.18%, 3/15/20 (b)	175,000	177,572
Monumental Global Funding, 6.05%, 1/19/06, (b)	200,000	203,285
Pacific Pilot Funding Ltd., 3.89%*, 7/20/05	149,697	149,173
Pearson Dollar Financial, 5.70%, 6/1/14, (b)	115,000	118,458
Preferred Term Secs IV, 4.04%*, 6/23/05, (b)	150,000	151,350

		1,190,516

Food Products (2.0%)
Cargill, Inc., 6.38%, 6/1/12, (b)	175,000	193,212
Conagra, Inc., 7.88%, 9/15/10	175,000	202,009
General Mills, Inc., 6.45%, 10/15/06	150,000	155,180
IBP, Inc., 6.13%, 2/1/06	185,000	187,737
Kellogg Co., 6.60%, 4/1/11	210,000	232,519
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	163,170

		1,133,827

Forestry Services (0.4%)
Weyerhaeuser Co., 6.00%, 8/1/06	200,000	205,269

Household Products (0.6%)
Newell Rubbermaid, Inc., 2.00%, 5/1/05	25,000	25,000
Rubbermaid, Inc., 6.60%, 11/15/06	125,000	129,554
Unilever NV, 6.15%, 1/15/06	150,000	152,337

		306,891

Insurance (4.3%)
Allstate Financial Global Funding, 6.50%, 6/14/11, GIC, (b)	300,000	330,447
Berkley Corp., 5.13%, 9/30/10	150,000	150,640
Blue Cross Blue Shield, 8.25%, 11/15/11 (b)	150,000	172,535
John Hancock Global Funding II, 7.90%, 7/2/10, (b)	200,000	231,358
Metlife, Inc., 5.38%, 12/15/12	80,000	83,865
New York Life Global Funding, 5.38%, 9/15/13, (b)	240,000	250,741
Principal Life Global, 6.25%, 2/15/12, (b)	150,000	164,147
Protective Life U.S. Funding, 5.88%, 8/15/06, (b)	150,000	153,179
Prudential Insurance, 7.65%, 7/1/07, (b)	250,000	267,786
Reliastar Financial Corp., 8.00%, 10/30/06	300,000	317,467
Safeco Corp., 4.88%, 2/1/10	150,000	152,251
Unitrin, Inc., 5.75%, 7/1/07	150,000	153,980

		2,428,396

Lodging (0.2%)
Marriott International, 6.88%, 11/15/05	125,000	127,121

Metals & Mining (0.3%)
Alcoa, Inc., 7.38%, 8/1/10	150,000	169,715

Multimedia (1.8%)
Cox Communications, Inc., 7.88%, 8/15/09	110,000	122,644
Nielsen Media, 7.60%, 6/15/09	150,000	163,892
Pearson PLC, 7.00%, 6/15/11 (b)	50,000	55,367
Thomson Corp., 6.20%, 1/5/12	175,000	189,992
Time Warner, Inc., 8.11%, 8/15/06	250,000	261,836
Viacom, Inc., 7.70%, 7/30/10	200,000	221,657

		1,015,388

Paper Products (0.6%)
Bemis Co., Inc., 4.88%, 4/1/12 (b)	175,000	176,976

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
International Paper Co., 6.75%, 9/1/11	$125,000	$136,546

		313,522

Pharmaceuticals (1.2%)
American Home Products, 6.95%, 3/15/11	135,000	150,482
Bristol-Myers Squibb Co., 5.75%, 10/1/11	160,000	169,646
Hospira, Inc., 4.95%, 6/15/09	165,000	167,597
Schering-Plough Corp., 5.30%, 12/1/13	185,000	192,306

		680,031

Real Estate Investment Trust (1.0%)
Duke Realty Corp., 3.31%*, 6/22/05	225,000	225,151
JDN Realty Corp., 6.95%, 8/1/07	150,000	157,511
Shurgard Storage, 7.75%, 2/22/11	160,000	180,764

		563,426

Restaurants (0.3%)
McDonald’s Corp., 8.88%, 4/1/11	125,000	153,217

Retail - Food (0.3%)
Kroger Co., 7.25%, 6/1/09	170,000	185,668
Safeway, Inc., 3.21%*, 5/1/05	150,000	150,195

		335,863

Retail - Major Department Store (0.3%)
May Department Stores, 7.90%, 10/15/07	180,000	193,277

Schools (0.5%)
Harvard University, 8.13%, 4/15/07	250,000	269,955

Telephone (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07	140,000	143,769

Transportation Services (0.2%)
Fedex Corp., 7.52%, 1/15/18	126,467	138,792

Total Corporate Bonds (Cost $17,089,283)		17,430,889

Medium Term/Senior Notes (1.0%)
Electronics-Technology (0.6%)
Applied Materials, Inc., 6.70%, 9/6/05	300,000	303,184

Schools (0.4%)
Stanford University, 6.16%, 4/30/11	225,000	244,843

Total Medium Term/Senior Notes (Cost $524,600)		548,027

Taxable Municipal Bonds (5.7%)
Arkansas (0.9%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/08, OID	435,000	459,225

Illinois (1.0%)
Chicago, Series D, GO, 4.72%, 1/1/12	200,000	202,671
Loyola University, Series C, 4.80%, 7/1/13	150,000	147,593
State, Pension, GO, 3.55%, 6/1/11	170,000	162,016

		512,280

Indiana (0.5%)
State, Series A, 3.69%, 1/15/08	275,000	271,956

Iowa (0.5%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID	160,000	161,101
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11, OID	115,000	124,494

		285,595

Maine (0.5%)
State, GO, 3.25%, 6/15/10	300,000	287,799

Minnesota (0.3%)
Kandiyohi County, Series A, 5.00%, 6/15/15	180,000	182,201

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Missouri (0.2%)
Student Loan Revenue, Series N, 3.30%*, 5/18/05	$100,000	$100,000

New York (0.3%)
New York, Series J, 2.60%, 6/1/07	150,000	145,560

Oregon (0.4%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09, OID	225,000	234,041

Pennsylvania (0.3%)
Bethlehem, Series B, 4.85%, 11/1/13	190,000	192,151

Tennessee (0.3%)
State, Series B, GO, 6.00%, 2/1/09	175,000	185,540

Texas (0.3%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	165,323

Wisconsin (0.2%)
State, Series A, GO, 4.80%, 5/1/13	125,000	126,823

Total Taxable Municipal Bonds (Cost $3,123,913)		3,148,494

U.S Government Agencies (4.5%)
Housing & Urban Development (4.5%)
Housing Urban Development, 7.22%, 8/1/07	2,316,000	2,477,604

Total U.S. Government Agencies (Cost $2,316,000)		2,477,604

U.S. Government Agency Pass-Through Securities (19.5%)
Fannie Mae (17.2%)
4.14%, 5/1/05, Pool # 708318	585,060	583,853
4.17%, 2/1/09, Pool # 386844	476,296	473,515
4.25%, 5/15/09	400,000	401,758
4.34%, 3/1/34, Pool # 776486	376,494	374,625
4.52%, 9/1/10, Pool 385983	486,941	487,117
4.67%, 1/1/10, Pool # 385732	469,725	468,957
4.73%, 12/1/12, Pool # 385682	469,934	473,837
4.91%, 5/1/05, Pool # 810896	1,919,463	1,953,428
5.00%, 12/1/19, Pool # 805958	1,958,580	1,974,437
5.96%, 5/1/05, Pool # 365421	214,520	219,772
6.18%, 8/1/08, Pool # 380581	911,560	954,152
6.48%, 12/1/05, Pool # 73272	439,490	440,698
5.01%, 4/1/11, Pool # 387392	750,000	767,813

		9,573,962

Freddie Mac (2.3%)
4.00%, 5/1/05, Pool # 846367	25,141	26,091
4.50%, 11/1/18, Pool # B10834	1,279,038	1,269,283

		1,295,374

Total U.S. Government Agency Pass-Through Securities (Cost $10,933,325)		10,869,336

U.S. Treasury Obligations (11.5%)
U.S. Treasury Bonds (8.1%)
7.25%, 5/15/16	3,570,000	4,484,816

U.S. Treasury Notes (3.4%)
4.00%, 2/15/15	700,000	688,871
4.38%, 8/15/12	985,000	1,007,933
6.50%, 2/15/10	165,000	183,724

		1,880,528

Total U.S. Treasury Obligations (Cost $6,348,045)		6,365,344

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Investment Companies (1.7%)
American AAdvantage U.S. Government	$918,387	$918,387

Money Market Fund (c)

Total Investment Companies (Cost $918,387)		918,387

Investments (Cost $55,273,381) (a) - 100.7%		55,960,786
Liabilities in excess of other assets - (0.7)%		(397,752)

NET ASSETS - 100.0%		$55,563,034

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2005. The maturity date is the next rate change date.

(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,025,939
Unrealized depreciation	(338,534)

Net unrealized appreciation	$687,405

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Affiliate.

AMBAC-	Insured by AMBAC Indemnity Corp.
GIC-	Guaranteed Investment Contract
GO-	General Obligation
MBIA-	Insured by Municipal Bond Insurance Association
NV-	Naamloze Vennootschap (Dutch Corp.)
OID-	Original Issue Discount

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $54,354,994)		$55,042,399
Investments in affiliate, at value (cost $918,387)		918,387

Total Investments		55,960,786

Interest and dividends receivable		581,570
Receivable due from Investment Advisor		5,475
Prepaid expenses and other assets		7,997

Total Assets		56,555,828

Liabilities:
Dividends payable	$184,485
Payable for investments purchased	769,378
Cash overdraft	1,940
Accrued expenses and other payables:
Investment advisory fees	13,132
Administration fees	759
Service organization fees	11,320
Custodian fees	906
Other payables	10,874

Total Liabilities		992,794

Net Assets consist of:
Capital (a)		$54,892,237
Accumulated net investment income		31,632
Accumulated net realized losses from investment transactions		(48,240)
Unrealized appreciation from investments		687,405

Net Assets		$55,563,034

Service Shares:
Net Assets		$55,563,034

Outstanding Units of Beneficial Interest (Shares)		5,357,968

Net asset value, redemption price per share		$10.37

Maximum Sales Charge - Service Shares		3.75%

Maximum Offering Price (100%/(100%- Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$10.77

(a)	Amount for Intermediate Bond Fund represents $5,358 of $.001 par value and $54,886,879 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Interest income		$1,259,058
Dividend income from affiliate		7,811

Total Investment Income		1,266,869

Expenses:
Investment advisory fees	$109,499
Administration fees	54,750
12b-1 Distribution fees	68,437
Service organization fees	68,437
Accounting fees	26,238
Custodian fees	5,475
Legal fees	10,423
Transfer agent fees	2,274
Other fees	20,589

Total expenses before fee reductions		366,122
Expenses contractually reduced/reimbursed by the Investment Advisor		(61,950)
Expenses contractually reduced by the Distributor		(68,437)
Expenses contractually reduced by the Administrator		(27,374)

Net Expenses		208,361

Net Investment Income		1,058,508

Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions		(48,243)
Change in unrealized appreciation/depreciation from investments		(810,126)

Net realized/unrealized losses from investments		(858,369)

Change in Net Assets Resulting from Operations		$200,139

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,058,508	$1,859,682
Net realized gains (losses) from investment transactions	(48,243)	335,110
Change in unrealized appreciation/depreciation from investments	(810,126)	(311,638)

Change in net assets from operations	200,139	1,883,154

Distributions to Shareholders:
From net investment income	(1,072,324)	(1,894,478)
From net realized gains on investment transactions	(254,411)	(535,691)

Change in net assets from shareholder distributions	(1,326,735)	(2,430,169)

Capital Share Transactions:
Proceeds from shares issued	10,144,374	9,564,262
Dividends reinvested	559,859	1,026,543
Cost of shares redeemed	(3,757,073)	(12,227,980)

Change in net assets from capital share transactions	6,947,160	(1,637,175)

Change in net assets	5,820,564	(2,184,190)

Net Assets:
Beginning of period	49,742,470	51,926,660

End of period*	$55,563,034	$49,742,470

Share Transactions:
Issued	965,877	904,833
Reinvested	53,712	96,918
Redeemed	(360,645)	(1,162,001)

Change in Shares	658,944	(160,250)

*	Includes accumulated net investment income of $31,632 and $45,448, respectively.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.59		$10.69	$10.71	$10.54	$9.82	$9.86

Investment Activities
Net investment income	0.20		0.39	0.43	0.55	0.56	0.58
Net realized and unrealized gains (losses) from investments	(0.17)		0.02	0.05	0.15	0.72	(0.04)

Total from Investment Activities	0.03		0.41	0.48	0.70	1.28	0.54

Distributions
Net investment income	(0.20)		(0.40)	(0.47)	(0.53)	(0.56)	(0.58)
Net realized gains	(0.05)		(0.11)	(0.03)	—	—	—

Total Distributions	(0.25)		(0.51)	(0.50)	(0.53)	(0.56)	(0.58)

Change in net asset value	(0.22)		(0.10)	(0.02)	0.17	0.72	(0.04)

Net Asset Value, End of Period	$10.37		$10.59	$10.69	$10.71	$10.54	$9.82

Total Return (excludes sales charge)	0.30	%(a)	3.91%	4.53%	6.87%	13.35%	5.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$55,563		$49,742	$51,927	$48,006	$45,447	$46,092
Ratio of expenses to average net assets	0.76	%(b)	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income to average net assets	3.86	%(b)	3.66%	4.00%	5.29%	5.49%	6.01%
Ratio of expenses to average net assets*	1.34	%(b)	1.34%	1.34%	1.33%	1.29%	1.31%
Portfolio turnover rate	39.41%		85.91%	59.41%	135.72%	93.61%	37.86%

*	During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (97.5%)
Aerospace/Defense (2.0%)
Boeing Co.	33,100	$1,970,112

Chemicals (1.9%)
Dow Chemical Co.	40,500	1,860,165

Commercial Banks (5.9%)
Bank of America Corp.	53,800	2,423,152
HSBC Holdings PLC - ADR	14,650	1,172,733
Wells Fargo & Co.	35,300	2,115,882

		5,711,767

Commercial Services & Supplies (2.5%)
Cendant Corp.	118,700	2,363,317

Computer Equipment (0.9%)
Hewlett-Packard Co.	43,900	898,633

Consumer Finance (2.9%)
SLM Corp.	59,400	2,829,816

Diversified Financial Services (5.7%)
Citigroup, Inc.	59,033	2,772,190
J.P. Morgan Chase & Co.	26,100	926,289
MBNA Corp.	92,700	1,830,825

		5,529,304

Diversified Telecommunication Services (3.2%)
Nokia Corp. - ADR	118,200	1,888,836
Verizon Communications, Inc.	34,492	1,234,814

		3,123,650

Electric Utilities (7.6%)
American Electric Power Co., Inc.	66,100	2,328,042
CenterPoint Energy, Inc.	119,600	1,416,064
Entergy Corp.	33,800	2,477,540
Exelon Corp.	21,300	1,054,350

		7,275,996

Electrical Equipment (2.2%)
Emerson Electric Co.	33,200	2,080,644

Food Products (4.4%)
ConAgra Foods, Inc.	91,700	2,452,975
Dean Foods Co. (b)	52,600	1,807,336

		4,260,311

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	57,100	2,118,410

Health Care Providers & Services (2.9%)
Wellpoint Health Network, Inc. (b)	21,900	2,797,725

Hotels Restaurants & Leisure (0.9%)
Carnival Corp.	16,900	826,072

Industrial Conglomerates (1.6%)
Tyco International, Ltd.	50,400	1,578,024

Insurance (4.4%)
Allstate Corp.	50,100	2,813,616
XL Capital Ltd., Class A	19,700	1,384,910

		4,198,526

Leisure Equipment & Products (1.8%)
Mattel, Inc.	97,200	1,754,460

Machinery (1.9%)
ITT Industries, Inc.	20,500	1,854,430

Multi-Utilities & Unregulated Power (3.9%)
Duke Energy Corp.	112,000	3,269,280
Reliant Energy, Inc. (b)	46,866	476,627

		3,745,907

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Shares	Value
Oil & Gas (12.5%)
BP Amoco PLC - ADR	41,500	2,527,350
ChevronTexaco Corp.	16,700	868,400
ConocoPhillips	35,423	3,714,102
Occidental Petroleum Corp.	70,500	4,864,499

		11,974,351

Paper & Forest Products (0.7%)
International Paper Co.	20,400	699,516

Pharmaceuticals (9.1%)
Bristol-Myers Squibb Co.	72,800	1,892,800
Pfizer, Inc.	114,900	3,121,833
Schering-Plough Corp.	104,700	2,185,089
Wyeth	35,300	1,586,382

		8,786,104

Power Conversion/Supply Equipment (1.3%)
American Power Conversion Corp.	50,900	1,234,834

Real Estate Investment Trust (1.5%)
Equity Office Properties Trust	44,800	1,409,856

Thrifts & Mortgage Finance (4.0%)
MGIC Investment Corp.	27,000	1,593,000
Washington Mutual, Inc.	55,800	2,305,656

		3,898,656

Tobacco (9.6%)
Altria Group, Inc.	45,400	2,950,546
Imperial Tobacco Group PLC - ADR	63,000	3,654,629
UST, Inc.	57,500	2,633,500

		9,238,675

Total Common Stocks (Cost $68,079,279)		94,019,261

Investment Companies (2.4%)
American AAdvantage U.S. Government Money Market Fund (c)	2,285,645	2,285,645

Total Investment Companies (Cost $2,285,645)		2,285,645

Total Investments (Cost $70,364,924) (a) - 99.9%		96,304,906
Other assets in excess of liabilities - 0.1%		61,001

NET ASSETS - 100.0%		$96,365,907

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$27,946,684
Unrealized depreciation	(2,006,702)

Net unrealized appreciation	$25,939,982

(b)	Represents non-income producing securities.

(c)	Affilate.

ADR-American Depositary Receipt

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $68,079,279)		$94,019,261
Investment in affiliate, at value (cost $2,285,645)		2,285,645

Total Investments		96,304,906

Dividends receivable		151,144
Prepaid expenses and other assets		11,284

Total Assets		96,467,334

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	$60,947
Administration fees	1,311
Service organization fees	19,788
Custodian fees	1,583
Other payables	17,798

Total Liabilities		101,427

Net Assets consist of:
Capital (a)		$75,585,508
Accumulated net investment income		450,364
Accumulated net realized losses from investment transactions		(5,609,947)
Unrealized appreciation from investments		25,939,982

Net Assets		$96,365,907

Service Shares:
Net Assets		$96,365,907

Outstanding Units of Beneficial Interest (Shares)		6,917,522

Net asset value, redemption price per share		$13.93

Maximum Sales Charge - Service Shares		5.00%

Maximum Offering Price (100%/(100%- Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$14.66

(a)	Amount for Stock Fund represents $6,918 of $.001 par value and $75,578,590 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Dividend income		$1,323,569
Dividend income from affiliate		34,825

Total Investment Income		1,358,394

Expenses:
Investment advisory fees	$471,067
Administration fees	94,214
12b-1 fees	117,766
Service organization fees	117,766
Accounting fees	17,132
Custodian fees	9,421
Transfer agent fees	3,724
Other fees	48,853

Total expenses before fee reductions		879,943
Expenses contractually reduced by the Investment Advisor		(108,344)
Expenses contractually reduced by the Distributor		(117,766)
Expenses contractually reduced by the Administrator		(47,106)

Net Expenses		606,727

Net Investment Income		751,667

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		2,274,219
Change in unrealized appreciation/depreciation from investments		6,121,838

Net realized/unrealized gains from investments		8,396,057

Change in Net Assets Resulting from Operations		$9,147,724

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$751,667	$1,152,399
Net realized gains from investment transactions	2,274,219	417,931
Change in unrealized appreciation/depreciation from investments	6,121,838	12,437,858

Change in net assets from operations	9,147,724	14,008,188

Distributions to Shareholders:
From net investment income	(1,159,418)	(1,375,792)

Change in net assets from shareholder distributions	(1,159,418)	(1,375,792)

Capital Share Transactions:
Proceeds from shares issued	13,031,206	10,409,102
Dividends reinvested	694,520	754,424
Cost of shares redeemed	(9,772,923)	(15,707,410)

Change in net assets from capital share transactions	3,952,803	(4,543,884)

Change in net assets	11,941,109	8,088,512

Net Assets:
Beginning of period	84,424,798	76,336,286

End of period*	$96,365,907	$84,424,798

Share Transactions:
Issued	964,466	853,133
Reinvested	50,074	65,262
Redeemed	(708,039)	(1,304,135)

Change in Shares	306,501	(385,740)

*	Includes accumulated net investment income of $450,364 and $858,115, respectively.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$12.77		$10.91	$9.10	$10.64	$11.09	$10.33

Investment Activities
Net investment income	0.10		0.18	0.18	0.17	0.15	0.18
Net realized and unrealized gains (losses) from investments	1.23		1.88	1.80	(1.56)	(0.42)	1.09

Total from Investment Activities	1.33		2.06	1.98	(1.39)	(0.27)	1.27

Distributions
Net investment income	(0.17)		(0.20)	(0.17)	(0.15)	(0.18)	(0.11)
Net realized gains from investment transactions	—		—	—	—	—	(0.40)

Total Distributions	(0.17)		(0.20)	(0.17)	(0.15)	(0.18)	(0.51)

Change in net asset value	1.16		1.86	1.81	(1.54)	(0.45)	0.76

Net Asset Value, End of Period	$13.93		$12.77	$10.91	$9.10	$10.64	$11.09

Total Return (excludes sales charge)	10.41	%(a)	19.07%	22.14%	(13.32%)	(2.45%)	13.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$96,366		$84,425	$76,336	$66,457	$73,463	$83,791
Ratio of expenses to average net assets	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.26%
Ratio of net investment income to average net assets	1.59	%(b)	1.42%	1.87%	1.65%	1.27%	1.76%
Ratio of expenses to average net assets*	1.87	%(b)	1.87%	1.89%	1.87%	1.86%	1.83%
Portfolio turnover rate	14.51%		16.29%	29.31%	30.01%	34.00%	87.85%

*	During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investment in International Equity Portfolio, at value (cost $79,940,326)		$92,471,515
Prepaid expenses and other assets		10,383

Total Assets		92,481,898

Liabilities:
Investment advisory fees	$27,128
Administration fees	1,271
Service organization fees	19,377
Other payables	20,018

Total Liabilities		67,794

Net Assets consist of:
Capital (a)		$76,983,303
Accumulated net investment loss		(76,478)
Accumulated net realized gains from investment transactions		2,976,090
Unrealized appreciation from investments		12,531,189

Net Assets		$92,414,104

Service Shares:
Net Assets		$92,414,104

Outstanding Units of Beneficial Interest (Shares)		6,875,542

Net asset value, redemption price per share		$13.44

Maximum Sales Charge - Service Shares		5.00%

Maximum Offering Price (100%/(100%- Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share - Service Shares		$14.15

(a)	Amount for International Multi-Manager Stock Fund represents $6,876 of $.001 par value and $76,976,427 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income allocated from International Equity Portfolio:
Income from International Equity Portfolio		$1,484,350
Foreign tax withholding		(200,991)
Expenses from International Equity Portfolio		(191,342)

Net Investment Income allocated from International Equity Portfolio:		1,092,017

Expenses:
Investment advisory fees	$186,034
Administration fees	69,763
12b-1 fees Distribution fees	116,271
Service organization fees	116,271
Accounting fees	14,876
Transfer agent fees	3,528
Other fees	53,799

Total expenses before fee reductions		560,542
Expenses contractually reduced by the Investment Advisor		(23,254)
Expenses contractually reduced by the Distributor		(116,271)
Expenses contractually reduced by the Administrator		(23,254)

Net Expenses		397,763

Net Investment Income		694,254

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		5,435,365
Change in unrealized appreciation/depreciation from investments		493,960

Net realized/unrealized gains from investments		5,929,325

Change in Net Assets Resulting from Operations		$6,623,579

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$694,254	$870,408
Net realized gains from investment transactions	5,435,365	5,618,636
Change in unrealized appreciation/depreciation from investments	493,960	8,197,519

Change in net assets from operations	6,623,579	14,686,563

Distributions to Shareholders:
From net investment income	(1,746,141)	(1,082,089)

Change in net assets from shareholder distributions	(1,746,141)	(1,082,089)

Capital Share Transactions:
Proceeds from shares issued	12,704,209	17,843,756
Dividends reinvested	913,295	526,013
Cost of shares redeemed	(7,831,969)	(15,966,710)

Change in net assets from capital share transactions	5,785,535	2,403,059

Change in net assets	10,662,973	16,007,533
Net Assets:
Beginning of period	81,751,131	65,743,598

End of period*	$92,414,104	$81,751,131

Share Transactions:
Issued	955,165	1,527,592
Reinvested	65,799	47,618
Redeemed	(570,596)	(1,354,943)

Change in Shares	450,368	220,267

*	Includes accumulated net investment income (loss) of ($76,478) and $975,409, respectively.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$12.72		$10.60	$8.23	$9.24	$12.70	$13.15

Investment Activities
Net investment income	0.09		0.13	0.14	0.10	0.12	0.16
Net realized and unrealized gains (losses) from investments	0.89		2.16	2.37	(1.05)	(1.97)	0.17

Total from Investment Activities	0.98		2.29	2.51	(0.95)	(1.85)	0.33

Distributions
Net investment income	(0.26)		(0.17)	(0.14)	(0.06)	(0.08)	(0.18)
Net realized gains from investment transactions	—		—	—	—	(1.53)	(0.60)

Total Distributions	(0.26)		(0.17)	(0.14)	(0.06)	(1.61)	(0.78)

Change in net asset value	0.72		2.12	2.37	(1.01)	(3.46)	(0.45)

Net Asset Value, End of Period	$13.44		$12.72	$10.60	$8.23	$9.24	$12.70

Total Return (excludes sales charge)	7.61	%(a)	21.81%	31.04%	(10.34%)	(16.83%)	2.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$92,414		$81,751	$65,744	$46,558	$48,043	$60,169
Ratio of expenses to average net assets^	1.26	%(b)	1.28%	1.24%	1.21%	1.22%	1.15%
Ratio of net investment income to average net assets^	1.49	%(b)	1.16%	1.59%	1.09%	1.09%	1.17%
Ratio of expenses to average net assets*^	1.62	%(b)	1.67%	1.71%	1.68%	1.69%	1.63%
Portfolio turnover rate (c)	18.00%		36.00%	44.00%	43.00%	36.00%	45.05%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

^	These ratios include expenses charged from the International Equity Portfolio.

(a)	Not Annualized

(b)	Annualized

(c)	Portfolio turnover rate represents that of the International Equity Portfolio.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Municipal Bonds (99.8%)
Guam (0.2%)
Guam Government, Series A, 5.90%, 9/1/05 OID	$250,000	$251,468

Kansas (99.6%)
Anthony, Electric Revenue, 5.30%, 12/1/17, Pre-refunded 12/1/05 @ 100	1,215,000	1,233,930
Augusta, Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, Radian	1,180,000	1,249,880
Barton County, School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15, Pre-refunded 9/1/06 @ 100, FGIC	1,390,000	1,437,038
Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11, Pre-refunded 9/1/06 @ 100, FSA	285,000	295,841
Brown County, Horton School District #430, GO, 5.38%, 9/1/13, Pre-refunded 9/1/06 @ 100, FSA	500,000	517,405
Burlington, Environmental Improvement Revenue, 2.65%, 5/6/05, *	2,000,000	2,000,000
Burlington, Environmental Improvement Revenue, 2.80%, 5/20/05, *	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17	1,225,000	1,264,041
Butler & Sedgwick County, School District #385, GO, 5.60%, 9/1/12, FSA	1,775,000	2,026,234
Butler County, School District, GO, Series B, 5.00%, 9/1/24	1,085,000	1,158,932
Cherokee County, 5.00%, 12/1/21	1,170,000	1,262,711
Cherokee County, 6.25%, 12/1/23, Pre-Refunded 6/1/08 @ 100,	980,000	1,037,928
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	797,926
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	449,536
Coffey County, GO, 4.65%, 9/1/05	690,000	694,671
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,459,537
Cowley County, School District #470, GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @ 100, FGIC	500,000	520,500
Cowley County, School District #470, GO, 5.50%, 12/1/16, Callable 12/1/06 @ 100, FGIC, OID	1,000,000	1,041,770
Dodge City, Pollution Control Revenue, 6.63%, 5/1/05, (b)	700,000	700,000
Dodge City, School District # 443, GO, 4.00%, 3/1/08, FGIC	1,000,000	1,029,050
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA	975,000	1,004,884
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,080,859
Douglas County, School District #497, GO, 5.00%, 9/1/07	1,000,000	1,047,080

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
El Dorado, Water Utility System Revenue, 4.65%, 10/1/05	$350,000	$352,569
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable 10/1/05 @ 100	275,000	276,603
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable 10/1/05 @ 100	200,000	201,042
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA	500,000	516,600
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA	500,000	523,325
Franklin County, GO, Series B, 4.75%, 9/1/05, Callable 6/13/05 @ 100	330,000	331,096
Franklin County, School District #289, GO, 5.35%, 9/1/11, FSA	230,000	256,986
Franklin County, School District #290, GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA	500,000	516,600
Franklin County, School District #290, GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @ 100, FSA	335,000	346,336
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	831,456
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @ 100	250,000	253,450
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,067,190
Harvey County, School District #373, GO, 5.55%, 9/1/13, Pre-refunded 9/1/05 @ 100, FSA	500,000	505,125
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,054,260
Johnson County, Park and Recreation Foundation, Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,088,930
Johnson County, Park and Recreation Foundation, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	920,303
Johnson County, School District #231, GO, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,152,598
Johnson County, School District #232, GO, 5.40%, 9/1/14, Pre-refunded 9/1/07 @ 100, MBIA	1,050,000	1,110,260
Johnson County, School District #233, GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,065,040
Johnson County, School District #233, GO, Series A, 5.30%, 9/1/13, Pre-refunded 9/1/08 @ 100, FGIC	1,000,000	1,075,180
Johnson County, School District #233, GO, Series B, 5.50%, 9/1/14	325,000	372,973
Johnson County, School District #512, GO, Series A, 4.60%, 10/1/08	1,135,000	1,194,145

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17, Pre-refunded 10/1/06 @ 100	$500,000	$517,280
Johnson County, Water District #001, Revenue, 5.00%, 12/1/12, Callable 12/1/11 @ 100	340,000	371,382
Johnson County, Water District #001, Revenue, Series B, 5.25%, 12/1/05	1,115,000	1,132,115
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,670,576
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @ 100, FGIC	340,000	351,393
Kansas City, GO, Series B, 5.38%, 9/1/10, Pre-refunded 9/1/05 @ 100, MBIA	1,500,000	1,514,580
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,751,196
Kingman County, School District #331, GO, 7.00%, 10/1/05, FGIC	100,000	101,779
Lawrence, Hospital Revenue, 5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,085,430
Lawrence, Hospital Revenue, 6.00%, 7/1/19, Callable 7/1/09 @ 100, Radian	1,000,000	1,099,980
Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11, Callable 11/1/05 @ 100	395,000	400,846
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100	505,000	521,827
Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100	250,000	258,038
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable 9/1/07 @ 100, FGIC, OID	460,000	474,780
Leavenworth County, School District #464, GO, 5.00%, 9/1/25	1,380,000	1,471,646
Leavenworth County, School District #469, GO, 4.60%, 9/1/05, FSA	340,000	342,247
Leawood, GO, 5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	370,797
Leawood, GO, Series A, 5.25%, 9/1/09, Pre-refunded 9/1/06 @ 100	250,000	258,300
Leawood, GO, Series A, 5.35%, 9/1/10, Pre-refunded 9/1/06 @ 100	250,000	258,623
Leawood, GO, Series A, 5.40%, 9/1/11, Pre-refunded 9/1/06 @ 100	375,000	388,178
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100	400,000	413,100
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	275,733
McPherson County, School District #400, GO, 5.20%, 12/1/10, Pre-refunded 12/1/05 @ 100, FGIC	250,000	253,898

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
McPherson County, School District #400, GO, 5.25%, 12/1/12, Pre-refunded 12/1/05 @ 100, FGIC	$250,000	$253,968
Meade, Industrial Revenue, 6.50%, 10/1/06	1,000,000	1,051,710
Miami County, School District #367, GO, Series A, 5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	949,509
Miami County, School District #367, GO, Series A, 5.00%, 9/1/25	1,310,000	1,383,491
Neosho County, Community College Revenue, 5.00%, 6/1/25	605,000	620,458
Newton, Public Building Commission Revenue, 5.00%, 3/1/24	615,000	655,258
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	713,790
Olathe, Health Facility Revenue, Series A, 2.85%, 5/4/05, AMBAC*	1,425,000	1,425,000
Olathe, Health Facility Revenue, Series A, 5.20%, 9/1/17, Pre-refunded 9/1/05 @ 100, AMBAC	1,000,000	1,009,120
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	687,721
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC	185,000	199,165
Pratt, Electric System Revenue, 4.95%, 11/1/10, Callable 11/1/05 @ 101, AMBAC	635,000	647,471
Pratt, Electric System Revenue, 5.00%, 11/1/11, Callable 11/1/05 @ 101, AMBAC	415,000	424,097
Rice County, Union School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07 @ 100	755,000	782,573
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,079,200
Roeland Park, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100, OID	500,000	497,250
Saline County, School District #305, GO, 4.75%, 9/1/14, Pre-refunded 9/1/08 @100, FSA, OID	2,025,000	2,120,559
Saline County, School District #305, GO, 5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100	780,000	881,478
Saline County, School District #305, GO, 5.50%, 9/1/17, Callable 9/1/11 @100	220,000	243,958
Sedgwick & Shawnee Counties, Single Family Revenue, Series A-2, 6.70%, 6/1/29	350,000	359,909
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%, 5/1/14, GNMA	40,000	41,639
Sedgwick County, Family Mortgage, Series A-2, 6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA	115,000	120,302
Sedgwick County, School District #260, 5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,751,549
Sedgwick County, School District #260, GO, 5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,843,019

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Sedgwick County, School District #261, GO, 4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	$1,525,000	$1,633,046
Sedgwick County, School District #265, GO, 4.30%, 10/1/07, FSA	1,000,000	1,032,550
Sedgwick County, Series A, GO, 2.88%, 8/1/05	1,500,000	1,501,035
Seward County, School District #480, GO, 5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA, OID	1,640,000	1,689,151
Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12, Pre-refunded 10/1/06 @ 100	600,000	619,902
Shawnee County, 3.50%, 9/1/06, COP	335,000	336,370
Shawnee County, 3.50%, 9/1/07, COP	345,000	345,831
Shawnee County, 4.50%, 12/1/08, COP	515,000	530,579
Shawnee County, Health Care Revenue, 5.15%, 8/15/10, Pre-refunded 8/15/05 @ 100, FSA	500,000	503,865
Shawnee County, School District #501, GO, 4.35%, 2/1/06, OID	1,515,000	1,533,968
Shawnee County, School District #501, GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100, OID	1,425,000	1,441,416
Shawnee County, Series A, GO, 5.00%, 9/1/19	700,000	759,934
State, Department of Transportation, Highway Revenue, Series C-2, 3.00%, 5/5/05 *	1,000,000	1,000,000
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,152,740
State, Department of Transportation, Highway Revenue, Series A, 4.00%, 9/1/08	1,000,000	1,033,310
State, Department of Transportation, Highway Revenue, Series C-1, 3.02%, 5/4/05, Callable 9/1/16 @ 100 *	1,000,000	1,000,000
State, Development Finance Authority Revenue, 4.20%, 6/1/07, FSA, OID	1,000,000	1,027,810
State, Development Finance Authority Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	543,060
State, Development Finance Authority Revenue, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	547,870
State, Development Finance Authority Revenue, 5.50%, 5/1/14, Callable 5/1/07 @ 100	1,000,000	1,047,780
State, Development Finance Authority Revenue, 5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,660,605
State, Development Finance Authority Revenue, 5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,054,690
State, Development Finance Authority Revenue, 5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,301,245
State, Development Finance Authority Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,065,850
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	500,000	543,795

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	$515,000	$555,896
State, Development Finance Authority Revenue, Series J, 5.40%, 4/1/10, Callable 6/16/05 @ 100	500,000	501,940
State, Development Finance Authority Revenue, Water Pollution Control, 5.50%, 11/1/15	200,000	232,010
State, Development Finance Authority Revenue, Water Pollution Control, 5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,121,559
State, Development Finance Authority, Health Facilities Revenue, Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,117,340
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA	500,000	526,740
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, OID	500,000	526,230
State, Development Finance Authority, Health Facilities Revenue, St. Lukes, 5.38%, 11/15/16, Callable 11/15/06 @ 102, MBIA, OID	500,000	525,715
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 2.60%, 5/18/05, MBIA *	1,925,000	1,925,000
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.40%, 11/15/05, MBIA	475,000	482,339
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.75%, 11/15/10, Pre-refunded 11/15/06 @ 100, MBIA	500,000	522,555
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA	1,000,000	1,040,200
State, Development Finance Authority, Lease Revenue, 3.05%, 5/2/05 *	370,000	370,000
State, Development Finance Authority, Public Water Supply Revenue, 4.15%, 4/1/06, OID	1,000,000	1,013,350
State, Development Finance Authority, Public Water Supply Revenue, Series B, 3.25%, 9/15/06	500,000	503,650
State, Development Finance Authority, Shalom Obligation Group, Series BB, 3.05%, 5/2/05, *	1,000,000	1,000,000
State, Development Finance Authority, Water Pollution Control Revenue, 5.00%, 11/1/07	500,000	525,800
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 11/1/10	650,000	717,308

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 5/1/11, Callable 11/1/08 @ 100	$1,000,000	$1,077,500
State, Development Finance Authority, Water Pollution Control Revenue, 5.80%, 11/1/15, Callable 11/1/10 @ 100, OID	150,000	169,097
State, Development Finance Authority, Water Supply, 4.40%, 4/1/06, AMBAC	1,000,000	1,015,670
State, Independent College Finance Authority Educational Facilities Revenue, 6.00%, 10/1/21, Callable 10/1/06 @ 100	1,500,000	1,531,740
State, Turnpike Authority Revenue, 5.50%, 9/1/06, AMBAC	1,915,000	1,983,480
State, Turnpike Authority Revenue, Series B, 5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA	500,000	541,215
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 6/13/2005 @ 100, AMBAC, OID	95,000	95,359
University of Kansas Hospital Authority, 5.50%, 9/1/11	300,000	326,835
University of Kansas Hospital Authority, 5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	480,087
University of Kansas Hospital Authority, 5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC	1,645,000	1,791,060
University of Kansas Hospital Authority, 6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,249,651
Washburn University of Topeka, Revenue, 5.30%, 7/1/06, AMBAC	435,000	447,645
Washburn University of Topeka, Revenue, 5.35%, 7/1/07, AMBAC	460,000	483,989
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	485,000	521,744
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC	1,000,000	1,049,670
Wichita, Hospital Facilities Revenue, Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	314,606
Wichita, Hospital Facilities Revenue, Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101	335,000	357,056
Wichita, Hospital Facilities Revenue, Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	547,790
Wichita, Hospital Improvements Series XI, Revenue, 5.40%, 11/15/08, OID	2,085,000	2,209,077
Wichita, Hospital Improvements Series XI, Revenue, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,301,719
Wichita, Hospital Revenue, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,148,590
Wichita, Hospital Revenue, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	848,693
Wichita, Hospital Revenue, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	600,000	669,066
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @ 102	660,000	635,019

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Principal Amount/Shares	Value
Wichita, Sales Tax Revenue, GO, 5.00%, 4/1/17, Callable 4/1/09 @ 101	$200,000	$213,594
Wichita, Water & Sewer Revenue, 4.75%, 10/1/08, Pre-refunded 6/15/05 @ 101, FGIC	405,000	410,220
Wichita, Water & Sewer Revenue, 4.88%, 10/1/09, Pre-refunded 06/15/05 @ 101, FGIC	900,000	912,015
Wichita, Water & Sewer Revenue, 4.70%, 10/1/12, Callable 10/1/05 @ 101, FGIC, OID	2,000,000	2,032,140
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/05, AMBAC	950,000	957,496
Wyandotte County, Government Utility System Revenue, 6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,267,378
Wyandotte County, Government Utility System Revenue, 4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,072,220
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	265,683
Wyandotte County, School District #500, GO, 5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	2,014,181
Wyandotte County, School District #500, GO, 5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,127,950
Wyandotte County, University, GO, 4.30%, 9/1/05, AMBAC	1,500,000	1,508,460

		151,039,467

Total Municipal Bonds (Cost $145,911,205)		151,290,935

Investment Companies (0.2%)
Federated Tax-Exempt Money Market Fund	265,853	265,853

Total Investment Companies (Cost $265,853)		265,853

Total Investments (Cost $146,177,058) (a) - 100.0%		151,556,788
Other assets in excess of liabilities - 0.0%		42,912

NET ASSETS - 100.0%		$151,599,700

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2005. Maturity date reflects rate change date.

(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,478,108
Unrealized depreciation	(98,378)

Net unrealized appreciation	$5,379,730

b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the securities act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

AMBAC -	Insured by AMBAC Indemnity Corp.
COP -	Certificate of Participation
FGIC -	Insured by Financial Guaranty Insurance Corp.
FSA -	Insured by Financial Security Assurance Inc.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments, continued

April 30, 2005

(Unaudited)

GNMA -	Government National Mortgage Assoc.
GO -	General Obligation
MBIA -	Insured by Municipal Bond Insurance Assoc.
OID -	Original Issue Discount

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $146,177,058)		$151,556,788
Interest and dividends receivable		1,710,954
Receivable due from Investment Advisor		11,988
Prepaid expenses and other assets		15,079

Total Assets		153,294,809

Liabilities:
Dividends payable	$465,927
Payable for investments purchased	1,145,468
Accrued expenses and other payables:
Investment advisory fees	37,343
Administration fees	2,074
Service organization fees	10,202
Custodian fees	2,489
Other payables	31,606

Total Liabilities		1,695,109

Net Assets consist of:
Capital (a)		$148,426,582
Accumulated net investment income		101,846
Accumulated net realized losses from investment transactions		(2,308,458)
Unrealized appreciation from investments		5,379,730

Net Assets		$151,599,700

Institutional Class Shares:
Net Assets		$150,748,479

Outstanding Units of Beneficial Interest (Shares)		13,918,354

Net asset value, redemption price per share		$10.83

Class A Shares:
Net Assets		$851,221

Outstanding Units of Beneficial Interest (Shares)		78,654

Net asset value, redemption price per share		$10.82

Maximum Sales Charge - Class A Shares		4.00%

Maximum Offering Price (100%/(100%- Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$11.27

(a)	Amount for Kansas Tax-Exempt Bond Fund represents $13,997 of $.001 par value and $148,412,585 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Interest income		$3,250,986
Dividend income		14,063

Total Investment Income		3,265,049

Expenses:
Investment advisory fees	$222,448
Administration fees	148,301
12b-1 Distribution fees - Class A	4,243
Service organization fees - Institutional Class	183,960
Service organization fees - Class A	1,414
Accounting fees	30,250
Custodian fees	14,829
Legal fees	29,123
Transfer agent fees	21,347
Other fees	54,093

Total expenses before fee reductions		710,008
Expenses contractually reimbursed by the Investment Advisor		(60,665)
Expenses contractually reduced by the Distributor		(2,263)
Expenses voluntarily reduced by the Service Organization		(126,054)
Expenses contractually reduced by the Administrator		(74,149)

Net Expenses		446,877

Net Investment Income		2,818,172

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		5,993
Change in unrealized appreciation/depreciation from investments		(1,415,906)

Net realized/unrealized losses from investments		(1,409,913)

Change in Net Assets Resulting from Operations		$1,408,259

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,818,172	$5,811,088
Net realized gains (losses) from investment transactions	5,993	(107,788)
Change in unrealized appreciation/depreciation from investments	(1,415,906)	(617,936)

Change in net assets from operations	1,408,259	5,085,364

Distributions to Institutional Class Shareholders:
From net investment income	(2,769,722)	(5,859,723)
Distributions to Class A Shareholders:
From net investment income	(19,364)	(56,128)

Change in net assets from capital share transactions	(2,789,086)	(5,915,851)

Capital Transactions:
Proceeds from shares issued	10,549,934	20,836,789
Dividends reinvested	489,499	1,012,255
Cost of shares redeemed	(6,443,638)	(29,079,832)

Change in net assets from capital transactions	4,595,795	(7,230,788)

Change in net assets	3,214,968	(8,061,275)

Net Assets:
Beginning of period	148,384,732	156,446,007

End of period*	$151,599,700	$148,384,732

Share Transactions:
Issued	972,134	1,897,695
Reinvested	45,071	92,521
Redeemed	(593,714)	(2,659,506)

Change in Shares	423,491	(669,290)

*	Includes accumulated net investment income of $101,846 and $72,730, respectively.

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Financial Highlights, Institutional Class Shares

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2002	Year ended October 31, 2001	Year ended October 31, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.93		$10.98	$10.94	$10.86	$10.35	$10.12
Investment Activities
Net investment income	0.20		0.41	0.42	0.44	0.46	0.47
Net realized and unrealized gains (losses) from investments	(0.10)		(0.04)	0.04	0.07	0.51	0.23

Total from Investment Activities	0.10		0.37	0.46	0.51	0.97	0.70

Distributions
Net investment income	(0.20)		(0.42)	(0.42)	(0.43)	(0.46)	(0.47)

Total Distributions	(0.20)		(0.42)	(0.42)	(0.43)	(0.46)	(0.47)

Change in net asset value	(0.10)		(0.05)	0.04	0.08	0.51	0.23

Net Asset Value, End of Period	$10.83		$10.93	$10.98	$10.94	$10.86	$10.35

Total Return (excludes sales charge)	0.86	%(a)	3.56%	4.24%	4.84%	9.58%	7.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$150,749		$146,471	$155,198	$150,525	$142,848	$140,633
Ratio of expenses to average net assets	0.60	%(b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.80	%(b)	3.80%	3.81%	4.05%	4.34%	4.62%
Ratio of expenses to average net assets*	0.95	%(b)	0.93%	0.94%	1.00%	1.15%	1.12%
Portfolio Turnover Rate	12.49%		14.26%	12.07%	13.63%	9.62%	5.88%

*	During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized

(b)	Annualized

See notes to financial statements.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Financial Highlights, Class A Shares

Selected data for a share outstanding throughout the period indicated.

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Period ended October 31, 2002 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.92		$10.98	$10.93	$10.83
Investment Activities
Net investment income	0.18		0.38	0.38	0.09
Net realized and unrealized gains (losses) from investments	(0.10)		(0.05)	0.05	0.10

Total from Investment Activities	0.08		0.33	0.43	0.19

Distributions
Net investment income	(0.18)		(0.39)	(0.38)	(0.09)

Total Distributions	(0.18)		(0.39)	(0.38)	(0.09)

Change in net asset value	(0.10)		(0.06)	0.05	0.10

Net Asset Value, End of Period	$10.82		$10.92	$10.98	$10.93

Total Return (excludes sales charge)	0.68	%(b)	3.11%	3.98%	4.16	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$851		$1,913	$1,248	$553
Ratio of expenses to average net assets	0.95	%(c)	0.95%	0.95%	0.95	%(c)
Ratio of net investment income to average net assets	3.42	%(c)	3.47%	3.45%	3.45	%(c)
Ratio of expenses to average net assets*	1.70	%(c)	1.75%	1.69%	0.97	%(c)
Portfolio Turnover Rate	12.49%		14.26%	12.07%	13.63%

*	During the period, certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Commencement of operations for Class A was August 6, 2002.

(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

American Independence Funds Trust

Notes to Financial Statements (Unaudited)

April 30, 2005

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the American Independence Funds and the NestEgg Funds. The accompanying financial statements and financial highlights are those of the American Independence Funds, which include the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund, and Kansas Tax-Exempt Bond Fund (individually a “Fund”, collectively the “Funds”). The Trust is authorized to offer two classes: Premium and Service Class (except for the Kansas Tax-Exempt Bond Fund which offers Institutional and Class A). Currently, the Premium Class is not actively marketed.

The International Multi-Manager Stock Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio, a series of the American Beacon Master Trust (the “Portfolio”), an open-end investment company that has the same investment objectives as the Fund. The percentage of the Portfolio owned by the Fund as of April 30, 2005 was approximately 3.71%. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the International Multi-Manager Stock Fund’s financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the investment advisor (or the sub-advisor) in accordance with guidelines approved by the Trust’s Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. The International Multi-Manager Stock Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included elsewhere in this report.

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with any bank or broker-dealer that, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of securities.

Investment Transactions and Related Income

The Funds, other than the International Multi-Manager Stock Fund, record security transactions on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of prior day shareholder trades.

The International Multi-Manager Stock Fund records its share of the investment income, expenses, and unrealized and realized gains and losses of the Portfolio on a daily basis. The income, expenses, and gains and losses are allocated daily to investors in the Portfolio based upon their investments in the Portfolio. Such investments are adjusted based on daily market values.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. In addition to accruing its own expenses, the International Multi-Manager Stock Fund records its proportionate share of the expenses of the Portfolio on a daily basis. Expenses are allocated among the classes, with the exception of distribution fees which are class specific, based upon the proportion of prior day net assets adjusted for current day shareholder trades.

Distributions to Shareholders

Distributions from net investment income for the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income for the Stock Fund and the International Multi-Manager Stock Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carry forwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Related Party Transactions:

The Trust and INTRUST Financial Services, Inc. (the “Advisor”) are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The investment advisory agreement for the International Multi-Manager Stock Fund also provides for an investment advisory fee of 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Portfolio or another investment company.

The Advisor is party to sub-investment advisory agreements under which the sub-advisors are entitled to receive a fee from the Advisor. The individual sub-advisors are listed as follows:

American Beacon Advisors, Inc. – The Money Market Fund, the Stock Fund and the International Multi-Manager Stock Fund. American Beacon Advisors, Inc. has retained Barrow, Hanley, Mewhinney & Strauss, Inc. to provide portfolio investment management and related recordkeeping services for the Stock Fund.

Galliard Capital Management, Inc. – The UltraShort Bond Fund, the Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund.

Investment Advisor Fees	Fee in Basis Points (“BPS”)	Reimbursement in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.25%	-0.06%	-0.15%	0.04%
UltraShort Bond Fund	0.40%	-0.13%	-0.21%	0.06%
Intermediate Bond Fund	0.40%	-0.12%	-0.11%	0.17%
Stock Fund	1.00%	0.00%	-0.23%	0.77%
International Multi-Manager Stock Fund	0.40%	0.00%	-0.05%	0.35%
Kansas Tax-Exempt Bond Fund	0.30%	-0.08%	0.00%	0.22%

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services, Inc. (“BISYS Inc.”) are subsidiaries of The BISYS Group, Inc. Certain officers of the Funds are associated with BISYS, which is an Ohio Limited Partnership. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

The Trust and BISYS (the “Administrator”) are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, based on each of the Funds’ average daily net assets. The table below indicates this fee for each fund:

Administration Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.20%	-0.10%	0.10%
UltraShort Bond Fund	0.20%	-0.10%	0.10%
Intermediate Bond Fund	0.20%	-0.10%	0.10%
Stock Fund	0.20%	-0.10%	0.10%
International Multi-Manager Stock Fund	0.15%	-0.05%	0.10%
Kansas Tax-Exempt Bond Fund	0.20%	-0.10%	0.10%

The Trust and BISYS (the “Distributor”) are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each class is subject to a distribution plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plans, the Trust will pay the Distributor up to an annual rate of the average daily net assets of the Service shares of each Fund and the Premium shares of each Fund (Class A shares in the case of the Kansas Tax-Exempt Bond Fund). The Institutional shares of the Kansas Tax-Exempt Bond Fund are not subject to the distribution plan. The table below indicates the annual rates for each fund:

Distribution Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.25%	-0.25%	0.00%
UltraShort Bond Fund	0.25%	-0.25%	0.00%
Intermediate Bond Fund	0.25%	-0.25%	0.00%
Stock Fund	0.25%	-0.25%	0.00%
International Multi-Manager Stock Fund	0.25%	-0.25%	0.00%
Kansas Tax-Exempt Bond Fund – Class A	0.75%	-0.40%	0.35%

BISYS Inc. serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent agreement, BISYS Inc., receives an account maintenance fee of $15 per year for each account in existence at any time during the year, in addition to shareholder account fees, activity charges, service charges and various out of pocket charges. Under the terms of the Fund Accounting agreement, BISYS Inc., receives from each fund a minimum annual fee of $15,000, plus out of pocket charges.

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Other financial organizations (“Service Organizations”), including affiliates of the Advisor, also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of the average daily net assets of the Funds’ shares owned by shareholders with whom the Service Organizations have a servicing relationship. The table below indicates the annual rates for each fund:

Service Organization Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Money Market Fund	0.25%	-0.00%	0.25%
UltraShort Bond Fund	0.25%	-0.00%	0.25%
Intermediate Bond Fund	0.25%	-0.00%	0.25%
Stock Fund	0.25%	-0.00%	0.25%
International Multi-Manager Stock Fund	0.25%	-0.00%	0.25%
Kansas Tax-Exempt Bond Fund - Institutional Class	0.25%	-0.17%	0.08%
Kansas Tax-Exempt Bond Fund - Class A	0.25%	-0.17%	0.08%

Fees are voluntarily reduced to ensure the Funds maintain the following expense ratios: Money Market Fund, 0.59%; UltraShort Bond Fund, 0.65%; Intermediate Bond Fund, 0.76%; Stock Fund, 1.29%; International Multi-Manager Stock Fund, 1.29%; and Kansas Tax-Exempt Bond Fund, 0.95% for Class A and 0.60% for Institutional Class.

4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are authorized to be offered through eleven series and two classes: Premium and Service Class (except for the Kansas Tax-Exempt Bond Fund which are Institutional and Class A). Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during six months ended April 30, 2005 were as follows:

	Purchases	Sales
UltraShort Bond Fund	$23,535,890	$20,755,712
Intermediate Bond Fund	28,406,853	21,551,604
Stock Fund	17,229,474	13,166,571
Kansas Tax-Exempt Bond Fund	19,456,908	18,524,141
International Multi-Manager Stock Fund (represents that of the International Equity Portfolio.)	646,378,000	364,771,000

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

6. Capital Share Transactions:

Transactions in shares of the Funds are summarized below:

	Money Market Fund		UltraShort Bond Fund		Intermediate Bond Fund
	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Capital Transactions:
Service Shares:
Proceeds from shares issued	$47,944,262	$101,139,821	$5,366,317	$12,340,227	$10,144,374	$9,564,262
Dividends reinvested	—	344	289,061	470,521	559,859	1,026,543
Cost of shares redeemed	(49,712,669)	(108,731,003)	(3,590,034)	(15,617,070)	(3,757,073)	(12,227,980)

Net increase (decrease) from capital transactions	$(1,768,407)	$(7,590,838)	$2,065,344	$(2,806,322)	$6,947,160	$(1,637,175)

Share Transactions:
Service Shares:
Issued	47,944,261	101,139,821	533,879	1,217,638	965,877	904,833
Reinvested	—	344	28,763	46,457	53,712	96,918
Redeemed	(49,712,669)	(108,731,003)	(357,379)	(1,542,671)	(360,645)	(1,162,001)

Net increase (decrease) from share transactions	(1,768,408)	(7,590,838)	205,263	(278,576)	658,944	(160,250)

	Stock Fund		International Multi-Manager Stock Fund
	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Capital Transactions:
Service Shares:
Proceeds from shares issued	$13,031,206	$10,409,102	$12,704,209	$17,843,756
Dividends reinvested	694,520	754,424	913,295	526,013
Cost of shares redeemed	(9,772,923)	(15,707,410)	(7,831,969)	(15,966,710)

Net increase (decrease) from capital transactions	$3,952,803	$(4,543,884)	$5,785,535	$2,403,059

Share Transactions:
Service Shares:
Issued	964,466	853,133	955,165	1,527,592
Reinvested	50,074	65,262	65,799	47,618
Redeemed	(708,039)	(1,304,135)	(570,596)	(1,354,943)

Net increase (decrease) from share transactions	306,501	(385,740)	450,368	220,267

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Capital Share Transactions, continued:

	Kansas Tax-Exempt Bond Fund
	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Capital Transactions:
Institutional Shares:
Proceeds from shares issued	$10,500,013	$19,677,478
Dividends reinvested	471,527	969,672
Cost of shares redeemed	(5,325,243)	(28,554,684)

Institutional Share Transactions	$5,646,297	$(7,907,534)

Class A Shares:
Proceeds from shares issued	$49,921	$1,159,311
Dividends reinvested	17,973	42,583
Cost of shares redeemed	(1,118,396)	(525,148)

Class A Share Transactions	$(1,050,502)	$676,746

Net increase (decrease) from capital transactions	$4,595,795	$(7,230,788)

Share Transactions:
Institutional Shares:
Issued	967,583	1,792,708
Reinvested	43,417	88,614
Redeemed	(491,015)	(2,612,060)

Change in Institutional Shares	519,985	(730,738)

Class A Shares:
Issued	4,551	104,987
Reinvested	1,654	3,907
Redeemed	(102,699)	(47,446)

Change in Class A Shares	(96,494)	61,448

Net increase (decrease) from share transactions	423,491	(669,290)

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

7. Concentration of Credit Risk:

The Money Market Fund’s policy of concentrating in the banking industry (more than 25% of its total assets) could increase the Fund’s exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

The Kansas Tax-Exempt Bond Fund invests in debt instruments of municipal issuers, primarily Kansas. The issuers’ ability to meet their obligations may be affected by economic developments in Kansas or a region of the state. The Fund invests in securities, which include revenue bonds, tax-exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At April 30, 2005, the Fund had the following concentrations by industry sector (as a percentage of total investments):

General Obligation	25%
Hospitals	12%
Housing	2%
Industrial Development	3%
Miscellaneous	16%
Money Market Instruments	6%
Refunded Bonds	25%
Transportation	2%
Utilities	9%

Total	100%

Other Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-266-8787; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-272-2715; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Beginning with the fiscal quarter ended July 31, 2004, a complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Independence Funds Trust

Additional Fund Information (Unaudited)

April 30, 2005

The American Independence Funds invested, as a percentage of net assets, in the following industries as of April 30, 2005:

Money Market Fund:

Security Allocation	Percentage of Net assets
Medium-Term/Senior Notes	37.6%
Certificates of Deposit	19.4%
Commercial Paper	16.7%
Bank Notes	15.1%
Repurchase Agreements	11.1%

Total	99.9%

UltraShort Bond Fund:

Security Allocation	Percentage of Net assets
Asset-Backed Securities	20.2%
Collateralized Mortgage Obligations	20.2%
Corporate Bonds	18.8%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Pass-Through Securities	9.0%
Taxable Municipal Bonds	8.6%
Medium-Term/Senior Notes	4.6%
Investment Companies	3.7%
U.S. Government Bond	3.3%

Total	99.8%

Intermediate Bond Fund:

Security Allocation	Percentage of Net assets
Corporate Bonds	31.3%
Collateralized Mortgage Obligations	19.5%
U.S. Government Agency Pass-Through Securities	19.5%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	6.0%
Taxable Municipal Bonds	5.7%
U.S. Government Agencies	4.5%
Investment Companies	1.7%
Medium-Term/Senior Notes	1.0%

Total	100.7%

Stock Fund:

Security Allocation	Percentage of Net assets
Financials	24.4%
Health Care	14.2%
Consumer Staples	14.0%
Energy	12.5%
Utilities	11.5%
Industrials	10.0%
Materials	4.1%
Telecom Services	3.2%
Consumer Discretionary	2.7%
Investment Companies	2.4%
Computers	0.9%

Total	99.9%

Kansas Tax-Exempt Bond Fund:

Security Allocation	Percentage of Net assets
Municipals	99.8%
Investment Companies	0.2%

Total	100.0%

American Independence Funds Trust

Notes to Financial Statements (Unaudited), continued

April 30, 2005

As a shareholder of the American Independence Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the American Independence Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent 6-month period from November 1, 2004 through April 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

		Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04-4/30/05	Expense Ratio During Period** 11/1/04-4/30/05
Money Market Fund	Service Class	$1,000.00	$1,009.30	$2.94	0.59%
UltraShort Bond Fund	Service Class	1,000.00	1,007.70	3.24	0.65%
Intermediate Bond Fund	Service Class	1,000.00	1,003.00	3.77	0.76%
Stock Fund	Service Class	1,000.00	1,104.10	6.73	1.29%
International Multi-Manager Stock Fund	Service Class	1,000.00	1,076.10	6.49	1.26%
Kansas Tax-Exempt Bond Fund	Institutional Class	1,000.00	1,008.60	2.99	0.60%
	Class A	1,000.00	1,006.80	4.73	0.95%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each American Independence Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04-4/30/05	Expense Ratio During Period** 11/1/04-4/30/05
Money Market Fund	Service Class	$1,000.00	$1,021.87	$2.96	0.59%
UltraShort Bond Fund	Service Class	1,000.00	1,021.57	3.26	0.65%
Intermediate Bond Fund	Service Class	1,000.00	1,021.03	3.81	0.76%
Stock Fund	Service Class	1,000.00	1,018.40	6.46	1.29%
International Multi-Manager Stock Fund	Service Class	1,000.00	1,018.55	6.31	1.26%
Kansas Tax-Exempt Bond Fund	Institutional Class	1,000.00	1,021.82	3.01	0.60%
	Class A	1,000.00	1,020.08	4.76	0.95%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

American Independence Funds Trust

Information about Trustees and Officers (Unaudited)

April 30, 2005

Name, Date of Birth (Age) and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement

Phillip J. Owings (Age: 59) 5001 East 106th Street Tulsa, OK 74137	Trustee since 8/29/00	Consultant. Formerly, President and Division Manager, SunGard Wealth Management Services, LLC, (2001-2003); formerly, Executive Vice President of INTRUST Bank, (1996-2001).

Ronald L. Baldwin (Age: 49) 105 North Main Street Wichita, Kansas 67202	Trustee since 8/29/00	Director, INTRUST Financial Services, Inc.; President and Chief Operating Officer of INTRUST Bank N.A.; Director, INTRUST Brokerage, Inc.

NON-INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement

Terry L. Carter (Age: 56) 4705 S. 129th East Avenue Tulsa, OK 74134	Trustee since 11/25/96	Senior Vice President of QuikTrip Corporation .

Thomas F. Kice (Age: 55) 1150 Woodridge Drive Wichita, Kansas 67206	Trustee since 11/25/96	President of Kice Industries, Inc.

George Mileusnic (Age: 50) 3900 Lakebreeze Avenue N. Minneapolis, MN 55429	Trustee since 11/25/96	Chief Financial Officer of Caribou Coffee (2001-present). Chief Financial Officer of Dean & Deluca (2000-2001). Executive Vice President of The Coleman Company (9/89-9/98).

John J. Pileggi (Age: 50) 300 West 14th Street, Apt. 503 New York, NY 10014	Trustee since 11/25/96	Consultant. Formerly, Chairman of the Board of Trustees. President and Chief Executive Officer, Mercantile Capital Advisors, Inc.(2002-2004). Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly, Director of Furman Selz LLC (1994- 1998).

Peter Ochs (Age: 51) 319 South Oak Street Wichita, Kansas 67213	Trustee since 9/24/01	Manager of Ochs & Associates, Inc.

American Independence Funds Trust

Information about Trustees and Officers (Unaudited), continued

April 30, 2005

EXECUTIVE OFFICERS	Term Lifetime of Trust until removal, resignation or retirement*

David Bunstine (Age: 41)	President since 8/20/04	Vice President, BISYS Fund Services Ohio, Inc. since 1994; Client Services Manager, BISYS Fund Services Ohio, Inc. (1996-1998).

Trent Statczar (Age: 33)	Treasurer since 4/29/02	Vice President, BISYS Fund Services, Inc. since 2003; Director of Financial Services of BISYS Fund Services (2000 – 2003). Employed by BISYS (1993-present).

Curtis Barnes (Age: 51)	Secretary since 12/6/02	Vice President, BISYS Fund Services, Inc., 1995-present.

Alicia Guagliardo (Age: 40)	Chief Compliance Officer since 8/20/04	Chief Compliance Officer, INTRUST Financial Services, Inc.; Employed by INTRUST since June 2000.

Thomas S. Gangel (Age: 49)	Vice President since 8/22/02	President, INTRUST Financial Services, Inc.

The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not “interested persons” of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust’s financial officers and independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee’s primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

Fellow Shareholders,

I am pleased to present you with the Semi-Annual Report for the American Beacon International Equity Fund (formerly known as the American Advantage International Equity Fund) for the six months ended April 30, 2005. During this time, the Dow Jones Industrial Average posted gains of 2.78%, the S&P 500 Index increased by 3.28% and the MSCI EAFE Index returned 8.71%.

Please review the enclosed market overviews, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or access your account information, please visit our web site at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon International Equity Fund.

Sincerely,

/s/ WILLIAM F. QUINN
President, American Beacon Funds

International Equity Market Overview

Global equities rallied sharply in November, following the U.S. presidential election, as uncertainty over the election’s outcome, and whether that outcome would be immediately clear, was removed. Declining oil prices and better-than-expected economic reports, regarding both employment and retail sales in the United States, added to the bullish sentiment. Equities were relatively unaffected by the volatility in the currency markets, as the ongoing weakness in the U.S. dollar accelerated and many world currencies reached multi-year highs, versus the dollar. The rally was broad-based with all sectors participating, although the materials sector outperformed amid rebounding commodity prices, and health care continued to lag. On a regional basis, the rally was also broad-based with every country in the MSCI World Index rising, in local currency terms, and Europe outperformed. International stocks ended 2004 with their best quarterly performance of the year as oil prices crested, easing concerns that higher energy costs would restrain earnings and economic growth. The rally started right after the U.S. presidential election, as uncertainty over the election’s outcome, as well as its definitiveness, was lifted. On a regional basis, markets in the 12-country euro region, helped by gains in their common currency, were among the MSCI EAFE Index’s best performers for the quarter, led by Austria, France, and Germany. U.K. stocks trailed other euro regions due to declines in energy shares, as oil prices fell, and to losses experienced by drug makers after Merck & Co. recalled its Vioxx painkiller. Japanese stocks also lagged, as Japan’s economy stalled and the yen reached a four-year high during the quarter. From a sector perspective, the rally was broad based, although health care and energy stocks lagged the broad market while technology and finance outperformed modestly.

International stocks declined modestly in January, which is somewhat surprising as it is typically a strong period for equities. Oil prices, which many believed to be last year’s problem, rose again. From a sector perspective, the decline was somewhat mixed as industrials was the best performing sector and information technology continued to lag. Telecom services also performed poorly, even with the recent acceleration of merger activity in the sector. From a regional perspective, the decline was fairly consistent in the major regions.

International markets were strong during February, erasing much of the losses from January. Markets pulled back mid-month, as oil prices continued to rise and investors witnessed the outlook for inflation pick-up, before surging in the last few days of the month. However, business confidence in both Germany and Italy declined. Performing similarly, European, Australasia, and U.K. stock markets outperformed those in Japan. From a sector perspective, energy dramatically outperformed the market as the price of oil rose sharply in February. Materials was one of the best performing sectors.

International markets were up modestly for the first quarter 2005, in local currency terms. However, returns in U.S. dollars were depressed for unhedged investors due to a rebound in the dollar. In March, the U.S. Federal Reserve cited increasing inflation pressures and evidence of pricing power, which led investors to believe that more aggressive monetary tightening might lie ahead. Economic news from Japan was disappointing, causing Japanese stocks to lag. Most other Asian markets lagged modestly while Europe outperformed. From a sector perspective, defensive stocks, such as consumer staples and utilities, held up while pharmaceutical stocks did not. Information technology and telecom services stocks also lagged, as they were the worst performing sectors during the quarter. Energy was the best performer as the price of oil rebounded, ending the quarter slightly off its 2004 peak.

International equity markets continued to fall, in April, making it the third down month of the year. Signs of slowing economic growth were reinforced when, late in the month, the U.S. Commerce Department announced that GDP, in the first quarter of 2005, was below expectations and the slowest pace in two years. More evidence of a global slowdown came from Japan, as consumer confidence was below expectations. Global large cap stocks outperformed both mid and small caps, reversing a trend that has been in place for an extended period. Merger activity remained robust, particularly in the U.S. energy sector, as ChevronTexaco and Valero Energy announced plans to acquire Unocal and Premcor, respectively. From a sector perspective, defensive sectors such as consumer staples, health care, and utilities all outperformed during the month as the broader market declined. Materials and industrials lagged due to concerns over a slowing economy. Consumer discretionary also lagged during the month. Regionally, most Asian countries posted positive returns except Japan, while most European countries lagged.

AMERICAN BEACON INTERNATIONAL EQUITY PORTFOLIO

Top 10 Holdings

As of April 30, 2005 (unaudited)

% of Net Assets
Sanofi-Synthelabo	2.4%
GlaxoSmithKline plc	2.2%
Royal Bank of Scotland Group plc	1.9%
Total S.A.	1.9%
Koninklijke (Royal) Philips Electronics N.V.	1.7%
Unilever plc	1.5%
Diageo plc	1.5%
Royal Dutch Petroleum Company	1.3%
BAE Systems plc	1.3%
Nestle SA	1.3%

AMERICAN BEACON INTERNATIONAL EQUITY PORTFOLIO

Regional Allocation

As of April 30, 2005 (unaudited)

Regional Allocation*	% of Equities
Europe	75.4%
Pacific Rim	22.7%
North America	1.7%
Central America	2.0%

*	Allocations based upon gross investments in Portfolio

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
STOCKS - 94.33%
AUSTRALIA - 1.54%
AUSTRALIA PREFERRED STOCK - 0.16%
AMP Limited	697,790	$3,691,000

TOTAL AUSTRALIA PREFERRED STOCK		3,691,000

AUSTRALIA COMMON STOCK - 1.38%
Alumina Limited	983,760	4,420,000
Commonwealth Bank of Australia	216,840	6,174,000
Macquarie Airports Management Limited +	2,137,138	5,622,000
Macquarie Infrastructure Group +	1,293,774	3,688,000
National Australia Bank	356,430	8,140,000
The News Corporation Limited	189,580	2,897,000

TOTAL AUSTRALIA COMMON STOCK		30,941,000

TOTAL AUSTRALIA		34,632,000

CANADA COMMON STOCK - 1.61%
Alcan, Incorporated	138,171	4,480,000
BCE, Incorporated	318,360	7,641,000
Celestica, Incorporated +	757,200	8,756,000
Husky Energy, Incorporated ^	141,880	4,132,000
Manulife Financial Corporation	241,365	11,062,000

TOTAL CANADA COMMON STOCK		36,071,000

DENMARK COMMON STOCK - 0.08%
Vestas Wind Systems +^	147,226	1,862,000

TOTAL DENMARK COMMON STOCK		1,862,000

FINLAND COMMON STOCK - 2.00%
KCI Konecranes Oyj ^	112,450	4,409,000
M-real Oyj	459,670	2,491,000
Nokia Oyj ^	891,700	14,250,000
Stora Enso Oyj	619,200	8,214,000
UPM-Kymmene Oyj	768,000	15,357,000

TOTAL FINLAND COMMON STOCK		44,721,000

FRANCE COMMON STOCK - 10.49%
Accor S.A. ^	109,880	5,022,000
AXA ^	729,681	17,988,000
BNP Paribas S.A. ^	279,678	18,429,000
Carrefour S.A.^	347,797	16,903,000
Compagnie Generale des Etablissements Michelin ^	103,230	6,253,000
Crédit Agricole S.A. ^	368,654	9,545,000
France Telecom S.A. +	690,390	20,210,000
Lagardere S.C.A. ^	84,200	6,089,000
Sanofi-Synthelabo ^	616,127	54,558,000
Schneider Electric S.A. ^	186,300	13,413,000
Suez S.A. ^	244,630	6,683,000
Total S.A. ^	191,940	42,596,000
Vinci S.A. ^	115,640	17,374,000

TOTAL FRANCE COMMON STOCK		235,063,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
GERMANY - 7.44%
GERMANY PREFERRED STOCK - 2.07%
Commerzbank AG ^	134,900	2,962,000
Depfa Bank plc	585,737	9,030,000
Deutsche Telekom +^	747,000	13,960,000
Heidelberger Druck +^	119,900	3,382,000
Karstadt Quelle AG +^	570,934	5,511,000
Schering AG ^	175,800	11,604,000

TOTAL GERMANY PREFERRED STOCK		46,449,000

GERMANY COMMON STOCK - 5.37%
BASF AG +^	83,920	5,432,000
Bayer AG ^	157,500	5,168,000
Celesio AG ^	135,245	10,717,000
Deutsche Post AG	1,168,012	27,348,000
E.ON AG +^	269,380	22,706,000
Merck KGaA ^	44,840	3,433,000
Muenchener Rueckversicherung-Gesellschaft AG +^	23,787	2,610,000
Porsche AG	8,068	5,222,000
Siemens AG	193,300	14,170,000
Volkswagen AG ^	563,960	23,484,000

TOTAL GERMANY COMMON STOCK		120,290,000

TOTAL GERMANY		166,739,000

HONG KONG COMMON STOCK - 1.96%
Cheung Kong Holdings Limited	761,000	7,198,000
China Netcom Group	3,622,000	4,889,000
Henderson Land Development Company Limited	2,045,000	9,534,000
Hutchison Whampoa Limited	207,000	1,857,000
PetroChina Company Limited	20,252,000	12,025,000
Swire Pacific Limited +	995,500	8,365,000

TOTAL HONG KONG COMMON STOCK		43,868,000

IRELAND COMMON STOCK - 1.83%
Allied Irish Banks plc	513,213	10,442,000
Bank of Ireland	999,300	15,087,000
CRH plc	616,495	15,342,000

TOTAL IRELAND COMMON STOCK		40,871,000

ITALY COMMON STOCK - 2.49%
Enel S.p.A.	796,460	7,559,000
Eni S.p.A. ^	864,747	21,718,000
Finmeccanica S.p.A. ^	7,173,200	6,664,000
Riunione Adriatica di Sicurta S.p.A. ^	224,303	4,887,000
Telecom Italia S.p.A. ^	1,448,489	4,913,000
UniCredito Italiano S.p.A. ^	1,789,100	10,039,000

TOTAL ITALY COMMON STOCK		55,780,000

JAPAN COMMON STOCK - 15.16%
Aiful Corporation	48,250	3,590,000
Aiful Corporation, warrants	24,125	1,760,000
Acom Company Limited	145,520	9,334,000
Alps Electric Company Limited ^	390,700	6,108,000
Canon, Incorporated	188,300	9,778,000
DENSO Corporation	105,500	2,485,000
East Japan Railway Company	1,794	9,324,000
FANUC Limited	143,000	8,417,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
Fujitsu Limited	1,693,000	9,241,000
Hitachi Limited +	713,000	4,163,000
Honda Motor Company Limited	245,700	11,729,000
Hoya Corporation	67,800	7,058,000
Japan Tobacco, Incorporated	93	1,195,000
The Joyo Bank Limited	229,000	1,141,000
Kao Corporation	264,000	6,053,000
KDDI Corporation +	1,682	7,759,000
Komatsu Limited	581,000	4,086,000
Konica Corporation	1,230,840	11,839,000
Mabuchi Motor Company Limited	60,700	3,640,000
Minebea Company Limited	1,549,000	6,136,000
Murata Manufacturing Company Limited	295,800	14,563,000
NEC Corporation	434,000	2,379,000
NEC Electronics Corporation	78,400	3,516,000
Nintendo Company Limited	53,200	6,024,000
Nippon Express Company	1,504,500	7,271,000
Nippon Telegraph & Telephone Corporation +	1,294	5,376,000
Nomura Holdings, Incorporated	1,141,400	14,306,000
NTT DoCoMo, Incorporated	3,725	5,736,000
Promise Company Limited	197,050	12,708,000
ROHM Company Limited	6,000	564,000
Sekisui House Limited	548,000	5,761,000
Seiko Epson Corporation	143,200	4,952,000
Shinsei Bank, Limited	984,000	5,324,000
Shin-Etsu Chemical Company Limited	371,000	13,654,000
Sompo Japan Insurance, Incorporated	628,000	6,060,000
Sony Corporation ^	343,000	12,417,000
Sumitomo Chemical Company Limited	1,671,600	8,522,000
Sumitomo Trust and Banking Company Limited	863,000	5,379,000
Takeda Chemical Industries Limited	448,800	21,799,000
Takefuji Corporation	345,100	21,669,000
Tokyo Gas Company Limited ^	2,408,000	9,631,000
Toyoda Gosei Company Limited ^	209,988	3,825,000
Toyota Motor Corporation	350,600	12,705,000
Yamanouchi Pharmaceutical Company Limited	296,100	10,744,000

TOTAL JAPAN COMMON STOCK		339,721,000

MEXICO COMMON STOCK - 0.17%
Teléfonos de México, S.A. de C.V., ADR	111,700	3,787,000

TOTAL MEXICO COMMON STOCK		3,787,000

NETHERLANDS COMMON STOCK - 6.98%
ABN AMRO Holding N.V. ^	368,276	9,014,000
CNH Global N.V.	34,330	617,000
Fortis Bank N.V. +	218,600	6,066,000
Heineken N.V.	272,415	8,656,000
IHC Caland N.V. ^	78,300	5,090,000
ING Groep N.V.	859,014	23,553,000
Koninklijke (Royal) Philips Electronics N.V.	1,498,568	37,380,000
Reed Elsevier N.V.	200,230	2,882,000
Royal Dutch Petroleum Company +	512,050	29,864,000
TPG N.V. +	526,811	14,328,000
Unilever N.V.	78,447	5,055,000
Vedior N.V. ^	183,444	2,821,000
VNU N.V. ^	173,280	4,877,000
Wolters Kluwer N.V.	351,700	6,262,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
TOTAL NETHERLANDS COMMON STOCK		156,465,000

NEW ZEALAND COMMON STOCK - 0.65%
Carter Holt Harvey Limited	2,279,757	3,102,000
Telecom Corporation of New Zealand Limited	2,608,314	11,571,000

TOTAL NEW ZEALAND COMMON STOCK		14,673,000

NORWAY COMMON STOCK - 1.18%
Frontline Limited +	5,900	261,000
Norsk Hydro ASA ^	50,830	4,004,000
Ship Finance International Limited	2,065	38,000
Statoil ASA ^	392,200	6,906,000
Telenor ASA ^	1,828,790	15,275,000

TOTAL NORWAY COMMON STOCK		26,484,000

PORTUGAL COMMON STOCK - 0.85%
Portugal Telecom, SGPS, S.A.	1,738,233	19,082,000

TOTAL PORTUGAL COMMON STOCK		19,082,000

SINGAPORE COMMON STOCK - 1.51%
Creative Technology Limited	659,320	5,692,000
Development Bank of Singapore Group Holdings Limited	1,523,495	13,328,000
Oversea-Chinese Banking Corporation Limited	1,106,650	9,084,000
United Overseas Bank Limited	659,000	5,768,000

TOTAL SINGAPORE COMMON STOCK		33,872,000

SOUTH KOREA COMMON STOCK - 0.61%
Kookmin Bank, ADR	140,510	6,007,000
Korea Electric Power Corporation	86,860	2,523,000
LG Electronics, Incorporated	76,760	5,157,000

TOTAL SOUTH KOREA COMMON STOCK		13,687,000

SPAIN COMMON STOCK - 3.00%
Altadis S.A.	76,432	3,244,000
Banco Popular Espanol S.A. ^	105,280	6,560,000
Banco Santander Central Hispano SA	619,194	7,230,000
Enagas S.A.	422,285	6,677,000
Endesa S.A. +^	274,000	5,987,000
Iberdrola S.A. ^	227,197	5,924,000
Repsol YPF S.A. +^	284,340	7,227,000
Telefonica S.A. +^	1,428,261	24,287,000

TOTAL SPAIN COMMON STOCK		67,136,000

SWEDEN COMMON STOCK - 2.23%
Atlas Copco AB ^	163,810	7,447,000
Autoliv, Incorporated +^	156,650	6,976,000
Electrolux AB ^	256,480	5,184,000
ForeningsSparbanken AB ^	144,600	3,403,000
Nordea AB +	641,720	6,088,000
Securitas AB ^	397,230	6,380,000
Stora Enso Oyj, Series A	70,802	946,000
Stora Enso Oyj, Series R ^	222,142	2,964,000
TDC A/S +^	116,000	4,955,000
Volvo AB ^	140,410	5,696,000

TOTAL SWEDEN COMMON STOCK		50,039,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
SWITZERLAND COMMON STOCK - 7.19%
Adecco SA ^	143,820	6,949,000
Ciba Specialty Chemicals Holding, Incorporated	139,900	8,759,000
Compagnie Financiere Richemont AG +	191,300	5,699,000
Credit Suisse Group ^	578,749	24,362,000
Geberit AG ^	8,512	5,712,000
Lonza Group AG ^	162,473	9,782,000
Nestle SA +^	106,550	27,980,000
Novartis AG	494,730	24,075,000
Swiss Reinsurance ^	344,520	22,844,000
Syngenta AG	71,951	7,443,000
UBS AG ^	68,050	5,456,000
Zurich Financial Services AG +	70,800	11,959,000

TOTAL SWITZERLAND COMMON STOCK		161,020,000

UNITED KINGDOM COMMON STOCK - 25.36%
Alliance Unichem plc	409,450	6,243,000
AMVESCAP plc	353,530	2,055,000
Anglo American plc	214,690	4,784,000
Aviva plc	902,640	10,188,000
BAA plc	950,007	10,525,000
BAE Systems plc +	5,938,540	28,997,000
Barclays plc	1,461,500	15,053,000
Barratt Development plc	568,600	6,470,000
BHP Billiton plc	337,709	4,116,000
BOC Group	533,162	9,880,000
BP plc	1,851,020	18,855,000
Brambles Industries plc	700,641	3,909,000
British American Tobacco Industries plc	783,545	14,665,000
British Sky Broadcasting Group plc	721,280	7,465,000
BT Group plc +	2,520,579	9,632,000
Cadbury Schweppes plc	1,838,870	18,490,000
Centrica plc	2,245,774	9,527,000
Cobham plc	92,280	2,281,000
Compass Group plc	2,900,610	12,977,000
Diageo plc	2,323,450	34,397,000
GKN plc	1,586,700	6,995,000
GlaxoSmithKline plc +	1,997,898	50,288,000
Hanson plc	922,955	8,524,000
HSBC Holdings plc	1,178,865	18,844,000
Imperial Tobacco Group plc	344,340	9,852,000
Kesa Electricals plc	507,200	2,576,000
Kingfisher plc	2,072,268	9,767,000
Lloyds TSB Group plc	1,835,644	15,764,000
Marks and Spencer Group plc +	1,358,500	8,769,000
National Grid Transco plc	562,700	5,537,000
Pearson plc	423,250	5,145,000
Prudential plc	1,036,550	9,348,000
Reed Elsevier plc +	887,360	8,678,000
Rentokil Initial plc	3,589,170	10,770,000
Reuters Group plc +	1,300,658	9,578,000
Rolls-Royce plc	1,128,050	5,120,000
Rolls-Royce plc, B shares +	56,402,500	108,000
Royal Bank of Scotland Group plc	1,422,328	42,913,000
J. Sainsbury plc	1,311,659	7,082,000
Shell Transport & Trading Company plc	2,743,210	24,567,000
Shire Pharmaceuticals Group plc	378,040	3,928,000
Smiths Group plc	455,630	7,471,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
Standard Chartered plc	184,450	3,326,000
TI Automotive*	681,500	—
Unilever plc	3,615,347	34,411,000
Vodafone Group plc	8,414,741	21,964,000
Yell Group plc	843,830	6,475,000

TOTAL UNITED KINGDOM COMMON STOCK		568,309,000

TOTAL STOCKS		2,113,882,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

April 30, 2005 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 30.49%
American Beacon Enhanced Cash Trust (Notes A and B)	402,179,722	402,180,000
American Beacon Money Market Select Fund (Notes A and B)	281,024,237	281,024,000

TOTAL SHORT TERM INVESTMENTS		683,204,000

TOTAL INVESTMENTS - 124.82% (Cost $2,461,886)		2,797,086,000

LIABILITIES, NET OF OTHER ASSETS - (24.82%)		(556,146,000)

TOTAL NET ASSETS - 100%		$2,240,940,000

(A)	The Fund/Trust is affiliated by having the same investment advisor. See Note 2.

(B)	All or a portion of this security is purchased with cash collateral for securities loaned.

^	- All or a portion of the security is on loan at April 30, 2005. See Note 5.

+	- non-income producing security.

*	- Valued at fair value pursuant to procedures approved by the Board of Trustees.

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments - Continued

April 30, 2005 (Unaudited)

FUTURES CONTRACTS

Issuer	No. of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
France CAC 40 Index	258	June 2005	$12,785,000	$(464,000)
Germany DAX Index	67	June 2005	9,099,000	(348,000)
UK FTSE 100 Index	373	June 2005	34,166,000	(1,185,000)
Hang Seng Index	26	May 2005	2,290,000	3,000
Italy MIB 30 Index	28	June 2005	5,520,000	(154,000)
Tokyo FE TOPIX Index	269	June 2005	28,793,000	(1,388,000)
Spain IBEX 35 Index	46	May 2005	5,312,000	(195,000)
Sweden OMX Index	318	May 2005	3,337,000	(96,000)
Canada S&PCDA 60 Index	108	June 2005	8,986,000	(208,000)
Australia SPI Index	91	June 2005	7,082,000	(383,000)
Netherlands 200 AEX Index	73	May 2005	6,544,000	(301,000)

			$123,914,000	$(4,719,000)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Deliver	Settlement Date	Market Value	Unrealized Gain/(Loss)
4,096 Australian Dollar	6/17/2005	$3,187,000	$(49,000)
5,343 Canadian Dollar	6/17/2005	4,249,000	158,000
11,826 Euro Currency	6/17/2005	15,239,000	51,000
1,343,167 Japanese Yen	6/17/2005	12,865,000	(321,000)
7,667 Pound Sterling	6/17/2005	14,588,000	(254,000)
10,877 Swedish Krona	6/17/2005	1,525,000	13,000
4,659 Swiss Franc	6/17/2005	3,911,000	(20,000)

Total contracts to deliver (Receivable amount $55,142,000)		$55,564,000	$(422,000)

Contracts to Receive	Settlement Date	Market Value	Unrealized Gain/(Loss)
11,320 Australian Dollar	6/17/2005	$8,809,000	$(42,000)
13,869 Canadian Dollar	6/17/2005	11,030,000	(461,000)
36,557 Euro Currency	6/17/2005	47,108,000	(1,856,000)
3,762,860 Japanese Yen	6/17/2005	36,041,000	(34,000)
22,831 Pound Sterling	6/17/2005	43,440,000	(57,000)
28,500 Swedish Krona	6/17/2005	3,997,000	(203,000)
14,255 Swiss Franc	6/17/2005	11,965,000	(385,000)

Total contracts to receive (Payable amount $165,428,000)		$162,390,000	$(3,038,000)

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (a) (c)	$2,113,882,000
Investments in affiliated securities, at value (b)	683,204,000
Cash denominated in foreign currency (cost $19,049,000)	19,051,000
Deposit with broker for futures contracts	5,627,000
Dividends and interest receivable	9,572,000
Reclaims receivable	278,000
Receivable for investments sold	6,767,000
Receivable for variation margin on open futures contracts	105,000

Total assets	2,838,486,000

LIABILITIES:
Payable for investments purchased	5,834,000
Payable upon return of securities loaned	585,721,000
Management and investment advisory fees payable	1,988,000
Unrealized depreciation on foreign currency contracts	3,460,000
Other liabilities	543,000

Total liabilities	597,546,000

Net assets applicable to investors’ beneficial interests	$2,240,940,000

(a) Cost of unaffiliated securities	$1,778,682,000
(b) Cost of affiliated securities	$683,204,000
(c) Market value of securities on loan	$557,192,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Statement of Operations

Six Months ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest income	$122,000
Dividend income from unaffiliated securities (net of foreign taxes of $4,786,000)	27,815,000
Dividend income from affiliated securities	1,654,000
Income derived from commission recapture	217,000
Income derived from securities lending, net	669,000

Total investment income	30,477,000

EXPENSES:
Management and investment advisory fees	3,739,000
Custodian fees	599,000
Professional fees	61,000
Other expenses	38,000

Total expenses	4,437,000

Net investment income	26,040,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	57,537,000
Foreign currency transactions	43,256,000
Futures contracts	15,287,000
Change in net unrealized appreciation or depreciation of:
Investments	31,328,000
Foreign currency contracts and translations	(20,519,000)
Futures contracts	(4,531,000)
Net increase from payments by affiliates	383,000

Net gain on investments	122,741,000

Net increase in net assets resulting from operations	$148,781,000

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Statement of Changes in Net Assets

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
	(unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income	$26,040,000	$31,238,000
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	116,080,000	117,757,000
Net increase from payments by affiliates	383,000	—
Change in net unrealized appreciation or depreciation of investments, futures contracts and foreign currency translations	6,278,000	162,138,000

Net increase in net assets resulting from operations	148,781,000	311,133,000

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS:
Contributions	452,252,000	676,161,000
Withdrawals	(243,094,000)	(387,228,000)

Net increase in net assets resulting from transactions in investors’ beneficial interests	209,158,000	288,933,000

Net increase in net assets	357,939,000	600,066,000

NET ASSETS:
Beginning of period	1,883,001,000	1,282,935,000

End of period	$2,240,940,000	$1,883,001,000

FINANCIAL HIGHLIGHTS:

	Six Months Ended April 30, 2005		Year Ended October 31,
			2004	2003	2002	2001	2000
	(unaudited)
Total Return	8.07	%(a)	22.85%	31.97%	-10.25%	N/A	N/A
Ratios to Average Net Assets:
Expenses	0.41%		0.46%	0.49%	0.47%	0.49%	0.44%
Net investment income	2.42%		1.99%	2.26%	1.86%	1.82%	1.93%
Portfolio turnover rate	18	%(a)	36%	44%	43%	36%	45%

(a)	Not annualized

AMERICAN BEACON INTERNATIONAL EQUITY FUND

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six months ended April 30, 2005		Year Ended October 31,
			2004 (b)	2003 (f)	2002	2001 (e)	2000
	(unaudited)
Net asset value, beginning of period	$18.47		$15.46	$12.10	$13.77	$17.95	$19.36

Income from investment operations:
Net investment income (a) (d)	0.21		0.30	0.25	0.21	0.24	0.36
Net gains (losses) on securities (both realized and unrealized) (d)	1.24		3.12	3.47	(1.62)	(2.96)	0.18

Total income (loss) from investment operations	1.45		3.42	3.72	(1.41)	(2.72)	0.54

Less distributions:
Dividends from net investment income	(0.24)		(0.41)	(0.36)	(0.26)	(0.22)	(0.31)
Distributions from net realized gains on securities	—		—	—	—	(1.24)	(1.64)

Total distributions	(0.24)		(0.41)	(0.36)	(0.26)	(1.46)	(1.95)

Redemption fees added to beneficial interest	—		— (i)	— (i)	—	—	—

Net asset value, end of period	$19.68		$18.47	$15.46	$12.10	$13.77	$17.95

Total return	7.86	%(g)	22.49%	31.61%	(10.51)%	(16.54)%	2.36%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,137,456		$1,029,272	$722,333	$537,476	$519,151	$587,869
Ratios to average net assets (annualized):
Expenses (d)	0.71%		0.76%	0.79%	0.75%	0.78%	0.72%
Net investment income (d)	2.08%		1.69%	1.97%	1.56%	1.54%	1.64%
Decrease reflected in above expense ratio due to absorption of expenses by the Manager (d)	—		—	—	—	—	—
Portfolio turnover rate (c)	18	%(g)	36%	44%	43%	36%	45%

(a)	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(b)	The Boston Company was added as an investment advisor to the International Equity Fund on September 27, 2004.

(c)	The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(d)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Trust International Equity Portfolio.

(e)	Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(f)	Independence Investment Associates, Inc. was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(g)	Not annualized.

(h)	Portfolio turnover rate is for the period November 1, 2002 through October 21, 2003.

(i)	Amounts represent less than $0.01 per share.

AMERICAN BEACON INTERNATIONAL EQUITY FUND

Financial Highlights

(For a share outstanding throughout the period)

	PlanAhead Class
	Six months ended April 30, 2005		Year Ended October 31,
			2004 (b)	2003 (f)	2002	2001 (e)	2000
	(unaudited)
Net asset value, beginning of period	$18.31		$15.34	$11.95	$13.58	$17.72	$19.13

Income from investment operations:
Net investment income (a) (d)	0.19		0.26	0.22	0.15	0.19	0.31
Net gains (losses) on securities (both realized and unrealized) (d)	1.24		3.08	3.46	(1.56)	(2.92)	0.18

Total income (loss) from investment operations	1.43		3.34	3.68	(1.41)	(2.73)	0.49

Less distributions:
Dividends from net investment income	(0.22)		(0.37)	(0.29)	(0.22)	(0.17)	(0.26)
Distributions from net realized gains on securities	—		—	—	—	(1.24)	(1.64)

Total distributions	(0.22)		(0.37)	(0.29)	(0.22)	(1.41)	(1.90)

Redemption fees added to beneficial interest	—	(i)	— (i)	— (i)	—	—	—

Net asset value, end of period	$19.52		$18.31	$15.34	$11.95	$13.58	$17.72

Total return	7.72	%(g)	22.16%	31.62%	(10.57)%	(16.79)%	2.08%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$468,135		$310,540	$177,425	$99,636	$113,948	$85,680
Ratios to average net assets (annualized):
Expenses (d)	0.96%		1.02%	1.10%	1.04%	1.10%	1.01%
Net investment income (d)	1.96%		1.46%	1.68%	1.35%	1.22%	1.43%
Decrease reflected in above expense ratio due to absorption of expenses by the Manager (d)	—		—	—	—	—	—
Portfolio turnover rate (c)	18	%(g)	36%	44%	43%	36%	45%

(a)	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(b)	The Boston Company was added as an investment advisor to the International Equity Fund on September 27, 2004.

(c)	The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(d)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Trust International Equity Portfolio.

(e)	Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(f)	Independence Investment Associates, Inc. was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(g)	Not annualized.

(h)	Portfolio turnover rate is for the period November 1, 2002 through October 21, 2003.

(i)	Amounts represent less than $0.01 per share.

AMERICAN BEACON INTERNATIONAL EQUITY FUND

Financial Highlights

(For a share outstanding throughout the period)

	Service Class
	Six months ended April 30, 2005		October 31, 2004 (b)	October 31, 2003 (f)
	(unaudited)
Net asset value, beginning of period	$18.24		$15.31	$12.18

Income from investment operations:
Net investment income (a) (d)	0.20		0.30	0.09
Net gains (losses) on securities (both realized and unrealized) (d)	1.20		2.99	3.04

Total income (loss) from investment operations	1.40		3.29	3.13

Less distributions:
Dividends from net investment income	(0.26)		(0.36)	—
Distributions from net realized gains on securities	—		—	—

Total distributions	(0.26)		(0.36)	—

Redemption fees added to beneficial interest	—	(i)	— (i)	—	(i)

Net asset value, end of period	$19.38		$18.24	$15.31

Total return	7.62	%(g)	21.88%	25.70	%(g)

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,410		$739	$1
Ratios to average net assets (annualized):
Expenses (d)	1.23%		1.27%	1.50%
Net investment income (d)	1.74%		0.81%	1.33%
Decrease reflected in above expense ratio due to absorption of expenses by the Manager (d)	0.00%		4.99%	1137.58%
Portfolio turnover rate (c)	18	%(g)	36%	44	%(h)

(a)	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(b)	The Boston Company was added as an investment advisor to the International Equity Fund on September 27, 2004.

(c)	The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(d)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Trust International Equity Portfolio.

(e)	Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(f)	Independence Investment Associates, Inc. was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(g)	Not annualized

(h)	Portfolio turnover rate is for the period November 1, 2002 through October 21, 2003.

(i)	Amounts represent less than $0.01 per share.

AMERICAN BEACON INTERNATIONAL EQUITY FUND

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six months ended April 30, 2005		Year Ended October 31,
			2004 (b)	2003 (f)	2002	2001 (e)	2000
	(unaudited)
Net asset value, beginning of period	$18.58		$15.54	$12.18	$13.86	$18.07	$19.46

Income from investment operations:
Net investment income (a) (d)	0.24		0.34	0.29	0.24	0.28	0.41
Net gains (losses) on securities (both realized and unrealized) (d)	1.26		3.14	3.46	(1.62)	(2.98)	0.20

Total income (loss) from investment operations	1.50		3.48	3.75	(1.38)	(2.70)	0.61

Less distributions:
Dividends from net investment income	(0.29)		(0.44)	(0.39)	(0.30)	(0.27)	(0.36)
Distributions from net realized gains on securities	—		—	—	—	(1.24)	(1.64)

Total distributions	(0.29)		(0.44)	(0.39)	(0.30)	(1.51)	(2.00)

Redemption fees added to beneficial interest (i)	—	(i)	— (i)	— (i)	—	—	—

Net asset value, end of period	$19.79		$18.58	$15.54	$12.18	$13.86	$18.07

Total return (g)	8.06	%(g)	22.84%	31.77%	(10.26)%	(16.35)%	2.69%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$540,119		$460,114	$322,801	$264,579	$301,762	$428,329
Ratios to average net assets (annualized):
Expenses (d)	0.45%		0.49%	0.52%	0.49%	0.52%	0.46%
Net investment income (d)	2.35%		1.97%	2.22%	1.81%	1.78%	1.92%
Decrease reflected in above expense ratio due to absorption of expenses by the Manager (d)	—		—	—	—	—	—
Portfolio turnover rate (c) (h)	18	%(g)	36%	44%	43%	36%	45%

(a)	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(b)	The Boston Company was added as an investment advisor to the International Equity Fund on September 27, 2004.

(c)	The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(d)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Trust International Equity Portfolio.

(e)	Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(f)	Independence Investment Associates, Inc. was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(g)	Not annualized

(h)	Portfolio turnover rate is for the period November 1, 2002 through October 21, 2003.

(i)	Amounts represent less than $0.01 per share.

AMERICAN BEACON ADVISORS MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements

April 30, 2005 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Advisors Master Trust (the “Trust”), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. The American Beacon Master Trust International Equity Portfolio (the “Portfolio”) is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. (“American”), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board.

Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the Portfolio, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale.

AMERICAN BEACON ADVISORS MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2005 (Unaudited)

The Portfolio may purchase securities with delivery or payment to occur at a later date. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

There is uncertainty regarding the collectibility of tax reclaims by the Portfolio due to its partnership status for federal income tax purposes. As such, the Portfolio did not accrue tax reclaims totaling $1,003,094 during the period. Upon determination of the Portfolio’s entitlement to benefits under foreign tax treaties, if any, tax reclaim income will be accrued.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.

Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock market. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Portfolio is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in the initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses

AMERICAN BEACON ADVISORS MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2005 (Unaudited)

are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Federal Income and Excise Taxes

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, portfolio management services and securities lending services. Investment assets of the Portfolio are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolio. Management fees paid during the period were as follows:

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
.25% - .60%	$3,739,000	$2,660,000	$1,079,000

As compensation for services provided by the Manager in connection with securities lending activities, the Portfolio pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. During the six months ended April 30, 2005, the Portfolio paid securities lending fees of $149,000 to the Manager.

AMERICAN BEACON ADVISORS MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2005 (Unaudited)

Investment in Affiliated Funds

The Portfolio is permitted, pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”) and approved procedures by the Board, to invest up to 25% of its total assets in the American Beacon Money Market Select Fund (the “Select Fund”), an affiliated fund. The Portfolio and the Select Fund have the same investment advisor and therefore, are considered to be affiliated. Cash collateral received by the Portfolio in connection with securities lending may be invested in the Select Fund and the American Beacon Enhanced Cash Trust (collectively, the “Affiliated Funds”). The Manager serves as Trustee and investment advisor to the Affiliated Funds and receives an annualized fee equal to 0.10% of the average daily net assets of the Affiliated Funds. During the period, the Manager earned fees from the Affiliated Funds totaling $71,225 on the Portfolio’s direct investment in the Affiliated Funds, and $218,265 from securities lending collateral invested in the Affiliated Funds.

During the period, the Fund had purchases of $649,620,000 and sales of $682,868,000 in the Select Fund, for an ending balance of $97,483,000, excluding balances held in the securities lending collateral account.

Interfund Lending Program

Pursuant to an exemptive order by the SEC, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to borrow from, or lend money to, other participating series managed by the Manager. At April 30, 2005, the Portfolio had not utilized the credit facility.

Other

Certain officers or Trustees of the Trust are also current or former officers or employers of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O’Sullivan) and their spouses are provided free unlimited air transportation on American. Retired trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee’s income tax on the value of this free airline travel. Mr. O’Sullivan, as a retiree of American, already receives flight benefits. Mr. O’Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

During the period ended April 30, 2005, a subadvisor voluntarily reimbursed the Portfolio for the loss associated with a rights offering that expired totaling $383,000. The shares that would have been acquired through a full exercise of the rights were subsequently purchased on the open market. The subadvisor reimbursed the Portfolio for the appreciation of the shares over the exercise price, transaction costs and foreign exchange costs incurred in making this purchase in the open market. This reimbursement is reflected in the gain/loss section of the Statement of Operations.

3. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2005 were $646,378,000 and $364,771,000, respectively.

AMERICAN BEACON ADVISORS MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO

Notes to Financial Statements - Continued

April 30, 2005 (Unaudited)

4. Securities Lending

The Portfolio may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Portfolio and the Agent and is recorded as income for the Portfolio. To the extent that a loan is secured by non-cash collateral, brokers pay the Portfolio negotiated lenders’ fees, which are divided between the Portfolio and the Agent and are recorded as securities lending income for the Portfolio. The Portfolio also continues to receive income on the securities loaned, and any gain or loss in the market prices of securities loaned that may occur during the term of the loan.

Risks to the Portfolio in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

At April 30, 2005, securities with a market value of approximately $557,192,000 were loaned by the Portfolio. Cash collateral held by the custodian for the Portfolio in an investment in the Affiliated Portfolios totaled $585,721,000.

5. Commission Recapture

The Portfolio has established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolio.

AMERICAN BEACON TRUST INTERNATIONAL EQUITY PORTFOLIO

International Equity Industry Diversification

April 30, 2005 (Unaudited)

Percent of Net Assets
Consumer Discretionary	12.52%
Consumer Staples	8.39%
Energy	7.67%
Financials	23.22%
Health Care	8.81%
Industrials	11.33%
Information Technology	4.22%
Materials	6.40%
Short-Term Investments	30.49%
Telecommunication Services	8.08%
Utilities	3.69%
Liabilities, Net of Other Assets	-24.82%

Net Assets	100.00%

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

Renewal of Management Agreement and Investment Advisory Agreements

At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Fund and each Investment Advisory Agreement between the Fund and the sub-advisors. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager and each sub-advisor seeking certain relevant information. The responses by the Manager and sub-advisors were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

The Trustees considered, among other materials, responses by the Manager and the sub-advisors to inquiries requesting:

•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Fund, or any other area, including how these changes might affect the Fund;

•	a copy of the firm’s most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

•	a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•	a cost/profitability analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to the Fund, if available;

•	an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

•	an evaluation of any other benefits to the firm or Fund as a result of their relationship, if any;

•	a description of the scope of portfolio management services provided to the Fund, including whether such services differ from the services provided to other clients, including other registered investment companies;

•	a description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements;

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

•	a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of the firm’s compliance program with regard to federal, state, corporate and Fund requirements;

•	information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

•	a description of the firm’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the firm’s controlling persons; and

•	verification of the firm’s insurance coverage with regards to the services provided to the Fund.

In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

•	a table comparing the performance of the Fund to appropriate indices, including comments on the relative performance of each sub-advisor and the Fund versus comparable indices;

•	a discussion of any underperformance by a sub-advisor relative to its peer group and whether (and if so, why) such sub-advisor should have its contract renewed;

•	a table detailing the Manager’s profitability with respect to the Fund;

•	an analysis of any material complaints received from Fund shareholders;

•	a discussion of the Manager’s compliance program;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a description of the portfolio turnover rate and average execution costs for the Fund and each sub-advisor to the Fund;

•	a discussion of whether the Manager receives, with respect to trade execution for the Fund, other special compensation, including any payment for order flow;

•	a description of how expenses that are not readily identifiable to the Fund are allocated; and

•	any ideas for the future growth and efficient operation of the Fund.

The Trustees were also provided with an analysis provided by Lipper, Inc., which compared: (i) investment performance of the Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses versus comparable mutual funds, and (iii) the Fund’s investment advisory fees versus comparable mutual funds.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

Legal counsel provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management and Investment Advisory Agreements. This memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts.

Considerations and Conclusions with Respect to the Fund

In determining whether to approve the continuance of the Management Agreement and each Investment Advisory Agreement, the Trustees considered the best interests of the Fund separately from other series of the Trust. In each instance, the Trustees considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund and the investment advisor; (3) the Manager’s or sub-advisor’s cost for providing the services and the profitability of the advisory business to the Manager or sub-advisor; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

With respect to the renewal of the Management Agreement, the Trustees considered: the Manager’s ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager’s goal to continue to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new series so as to enhance the Trusts’ product line; the Manager’s record in building improved compliance, control and credit functions that reduce risks to the Trusts; the addition of personnel to manage the Trusts’ series, promote sales and improve services; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the investment sub-advisors and master portfolios.

With respect to the renewal of the Investment Advisory Agreements, the Trustees noted that, in many cases, the Manager has negotiated the lowest sub-advisory fee a sub-advisor charges for any comparable client accounts. Where applicable, for purposes of determining the fee charged to the Fund, the fee schedule to each Investment Advisory Agreement specifies that all other assets managed by a sub-advisor on behalf of AMR Corporation and its pension plans shall be considered. Thus, the Fund is able to receive the lowest possible fee due to economies of scale resulting from the sub-advisor’s management of a larger pool of assets.

In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Fund outperformed its benchmark indices for the one-, five and ten-year periods ended December 31, 2004; (2) the expense ratio of the Institutional Class of Fund shares was lower than the industry average; and (3) the Trustees deemed the profit made by the Manager on the services it provided to the Fund to be reasonable in light of the fact that the Manager provides high-quality services at a low cost to investors, allocates the Fund’s assets among sub-advisors, monitors and evaluates the performance of the Fund’s three sub-advisors, and provides a comprehensive compliance program for the Fund.

In considering the renewal of the Investment Advisory Agreements with Causeway Capital Management LLC (“Causeway”), Lazard Asset Management LLC (“Lazard”), Templeton Investment Counsel, LLC (“Templeton”), and The Boston Company Asset Management, LLC (“TBCAM”), the Trustees considered the following additional factors: (1) Causeway and Templeton each outperformed their benchmark indices on a short-term and long-term basis with respect to their allocated portion of the Fund’s assets; (2) Lazard outperformed its benchmark index on a long-term basis, although it

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

underperformed its benchmark index on a short-term basis with respect to its allocated portion of the Fund’s assets because it has emphasized larger capitalization, higher return on equity securities, which have not performed as well recently as smaller capitalization, lower return on equity companies; (3) as of December 31, 2004, TBCAM had managed a portion of the Fund for three months, over which period it slightly underperformed its benchmark index, but the Trustees considered the performance record too short to be meaningful; (4) each sub-advisor represented that they did not charge a lower fee rate for any comparable client accounts; (5) for purposes of calculating the fee rates chargeable to the Fund, each sub-advisor agreed to take into account all other assets of AMR Corporation and its subsidiaries and affiliated entities under management by the sub-advisor; and (6) the Manager’s recommendation to continue to retain each sub-advisor.

Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager and the sub-advisors under the Management and Investment Advisory Agreements are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the Fund and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

NESTEGG Funds

Semi-Annual Report

April 30, 2005

NestEgg Capital Preservation Fund

NestEgg 2010 Fund

NestEgg 2020 Fund

NestEgg 2030 Fund

NestEgg 2040 Fund

Important Customer Information, Investment Products:

•	Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,

•	Are not insured by the FDIC, and

•	Are subject to investment risks, including possible loss of the principal amount invested.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

NestEgg Capital Preservation Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.5%)
iShares MSCI EAFE Index Fund	2,476	$386,999
iShares Russell 2000 Index Fund	3,031	349,292
iShares S&P 500/BARRA Growth Index Fund	1,607	89,349
iShares S&P Midcap 400 Index Fund	1,532	194,181
iShares S&P Midcap 400/BARRA Growth Index Fund	136	17,471
Vanguard Institutional Index Fund	7,515	795,346
Vanguard Total Bond Market Index Fund	385,117	3,932,043
American Beacon U.S. Government Money Market Fund (b)	301,914	301,914

TOTAL INVESTMENT COMPANIES		6,066,595

TOTAL INVESTMENTS (Cost $5,933,922) (a) - 99.5%		6,066,595
Other assets in excess of liabilities - 0.5%		30,289

NET ASSETS - 100.0%		$6,096,884

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$182,770
Unrealized depreciation	(50,097)

Net unrealized appreciation	$132,673

(b)	Affiliate.

See notes to financial statements.

NestEgg Funds

NestEgg Capital Preservation Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $5,632,008)		$5,764,681
Investment in affiliate, at value (cost $301,914)		301,914

Total Investments		6,066,595

Interest and dividends receivable		15,515
Securities sold receivable		11,700
Receivable due from Investment Advisor		5,041
Prepaid expenses and other assets		14,271

Total Assets		6,113,122

Liabilities:
Securities purchased payable	$11,652
Accrued expenses and other payables:
Investment advisory fees	855
Administration fees	83
Custody fees	101
Service organization fees	1,372
Other payables	2,175

Total Liabilities		16,238

Net Assets		$6,096,884

Net Assets consist of:
Capital (a)		5,882,101
Distributions in excess of net investment income		(16,207)
Accumulated net realized gains from investment transactions		98,317
Unrealized appreciation from investments		132,673

Net Assets		$6,096,884

Service Shares:
Net Assets		$5,840,117

Shares outstanding		571,168

Redemption price per share		$10.22

Premium Shares:
Net Assets		$256,767

Shares outstanding		25,234

Redemption price per share		$10.18

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$10.34

(a)	Amount for NestEgg Capital Preservation Fund represents $596 of $.001 par value and $5,881,505 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

NestEgg Funds

NestEgg Capital Preservation Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Dividend income		$113,633
Dividend income from affiliate		3,495

Total Investment Income		117,128

Expenses:
Investment advisory fees	$22,077
Administration fees	6,308
12b-1 Distribution fees - Service Class	7,597
12b-1 Distribution fees - Premium Class	863
Service organization fees - Service Class	7,597
Service organization fees - Premium Class	288
Accounting fees	11,081
Custodian fees	631
Transfer agent fees	5,931
Other fees	6,217

Total expenses before fee reductions		68,590
Expenses contractually reduced/reimbursed by the Investment Advisor		(25,408)
Expenses contractually reduced by the Administrator		(3,154)
Expenses contractually reduced by the Distributor		(7,827)

Net Expenses		32,201

Net Investment Income		84,927

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		109,818
Change in unrealized appreciation (depreciation) from investments		(94,006)

Net realized/unrealized gains from investments		15,812

Change in Net Assets Resulting from Operations		$100,739

See notes to financial statements.

NestEgg Funds

NestEgg Capital Perservation Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$84,927	$142,600
Net realized gains from investment transactions	109,818	284,947
Change in unrealized appreciation (depreciation) from investments	(94,006)	(77,178)

Change in net assets resulting from operations	100,739	350,369

Distributions to Service Class Shareholders:
From net investment income	(109,364)	(143,045)
From net realized gains on investments	(156,833)	—
Distributions to Premium Class Shareholders:
From net investment income	(3,549)	(780)
From net realized gains on investments	(5,626)	—

Change in net assets from shareholder distributions	(275,372)	(143,825)

Capital Share Transactions:
Proceeds from shares issued	817,705	900,005
Proceeds from dividends reinvested	275,316	143,795
Cost of shares redeemed	(1,024,519)	(1,084,419)

Change in net assets from capital share transactions	68,502	(40,619)

Change in net assets	(106,131)	165,925
Net Assets:
Beginning of period	6,203,015	6,037,090

End of period	$6,096,884	$6,203,015

Share Transactions:
Issued	77,965	86,500
Reinvested	26,483	13,827
Redeemed	(98,295)	(104,509)

Change in shares	6,153	(4,182)

*	Includes undistributed (distributions in excess of) net investment income of ($16,207) and $11,779, respectively.

See notes to financial statements.

NestEgg Funds

NestEgg Capital Preservation Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.51		$10.16	$9.47	$9.84		$9.96		$9.95		$9.89

Investment Activities:
Net investment income	0.14		0.25	0.26	0.14		0.26		0.36		0.31
Net realized and unrealized gains (losses) on investments	0.02		0.35	0.70	(0.40)		(0.08)		0.18		0.09

Total from Investment Activities	0.16		0.60	0.96	(0.26)		0.18		0.54		0.40

Distributions:
Net investment income	(0.19)		(0.25)	(0.27)	(0.10)		(0.28)		(0.35)		(0.34)
Net realized gains on investment transactions	(0.26)		—	—	(0.01)		(0.02)		(0.18)		—
Return of capital	—		—	—	—		—		—		—	**

Total Distributions	(0.45)		(0.25)	(0.27)	(0.11)		(0.30)		(0.53)		(0.34)

Net Asset Value, End of Period	$10.22		$10.51	$10.16	$9.47		$9.84		$9.96		$9.95

Total Return (excludes sales charge)	1.50	%(b)	5.95%	10.32%	(2.63	%)(b)	1.79%		5.51%		4.19%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$5,840		$6,075	$6,018	$5,366		$5,595		$5,074		$5,876
Ratio of expenses to average net assets	1.00	%(c)^^	1.00%^^	1.00%^^	1.24	%^(c)	1.36	%^	1.50	%^	1.49	%^
Ratio of net investment income to average net assets	2.71	%(c)	2.38%	2.58%	2.18	%^(c)	2.61	%^	3.45	%^	3.12	%^
Ratio of expenses to average net assets*	2.15	%(c)^^	2.00%^^	2.05%^^	1.84	%^(c)	1.67	%^	2.12	%^	3.16	%^
Portfolio turnover	14%		35%	53%	49	%(d)	116	%(d)	58	%(d)	55	%(d)

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

**	The amount is less than $0.005

^	These ratios include income and expenses charged from the corresponding Master Portfolio.

^^	Does not include expenses charged from the corresponding Master Portfolio.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See notes to financial statements.

NestEgg Funds

NestEgg Capital Preservation Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.46		$10.12	$9.47

Investment Activities:
Net investment income	0.11		0.18	0.25
Net realized and unrealized gains on investments	0.03		0.37	0.64

Total from Investment Activities	0.14		0.55	0.89

Distributions:
Net investment income	(0.16)		(0.21)	(0.24)
Net realized gains on investment transactions	(0.26)		—	—

Total Distributions	(0.42)		(0.21)	(0.24)

Net Asset Value, End of Period	$10.18		$10.46	$10.12

Total Return (excludes sales charge)	1.21	%(b)	5.43%	9.58%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$257		$128	$20
Ratio of expenses to average net assets	1.55	%(c)^^	1.55%^^	1.55%^^
Ratio of net investment income to average net assets	2.18	%(c)	1.74%	1.47%
Ratio of expenses to average net assets*	2.68	%(c)^^	2.51%^^	2.54%^^
Portfolio turnover	14%		35%	53%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

^^	Does not include expenses charged from the corresponding Master Portfolio.

See notes to financial statements.

NestEgg 2010 Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund	9,246	$1,445,150
iShares Russell 2000 Index Fund	11,317	1,304,171
iShares S&P 500/BARRA Growth Index Fund	5,947	330,653
iShares S&P Midcap 400 Index Fund	5,935	752,261
iShares S&P Midcap 400/BARRA Growth Index Fund	506	65,001
Vanguard Institutional Index Fund	28,010	2,964,271
Vanguard Total Bond Market Index Fund	1,021,743	10,431,995
American Beacon U.S. Government Money Market Fund (b)	800,126	800,126

TOTAL INVESTMENT COMPANIES		18,093,628

TOTAL INVESTMENTS (Cost $17,486,941) (a) - 99.8%		18,093,628
Other assets in excess of liabilities - 0.2%		41,518

NET ASSETS - 100.0%		$18,135,146

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$730,657
Unrealized depreciation	(123,970)

Net unrealized appreciation	$606,687

(b)	Affiliate.

See notes to financial statements.

NestEgg Funds

NestEgg 2010 Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $16,686,815 )		$17,293,502
Investment in affiliate, at value (cost $800,126)		800,126

Total Investments		18,093,628

Interest and dividends receivable		41,022
Securities sold receivable		75,300
Prepaid expenses and other assets		15,431

Total Assets		18,225,381

Liabilities:
Securities purchased payable	$75,300
Accrued expenses and other payables:
Investment advisory fees	4,023
Administration fees	249
Custody fees	298
Service organization fees	3,786
Other payables	6,579

Total Liabilities		90,235

Net Assets		$18,135,146

Net Assets consist of:
Capital (a)		17,655,333
Distributions in excess of net investment income		(48,664)
Accumulated net realized losses from investment transactions		(78,210)
Unrealized appreciation from investments		606,687

Net Assets		$18,135,146

Service Shares:
Net Assets		$17,999,237

Shares outstanding		1,751,733

Redemption price per share		$10.28

Premium Shares:
Net Assets		$135,909

Shares outstanding		13,263

Redemption price per share		$10.25

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$10.41

(a)	Amount for NestEgg 2010 Fund represents $1,765 of $.001 par value and $17,653,568 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

NestEgg Funds

NestEgg 2010 Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Dividend income		$312,410
Dividend income from affiliate		10,134

Total Investment Income		322,544

Expenses:
Investment advisory fees	$64,306
Administration fees	18,373
12b-1 Distribution fees - Service Class	22,803
12b-1 Distribution fees - Premium Class	490
Service organization fees - Service Class	22,803
Service organization fees - Premium Class	163
Accounting fees	11,081
Custodian fees	1,837
Transfer agent fees	7,640
Other fees	13,069

Total expenses before fee reductions		162,565
Expenses contractually reduced/reimbursed by the Investment Advisor		(39,502)
Expenses contractually reduced by the Administrator		(9,186)
Expenses contractually reduced by the Distributor		(22,934)

Net Expenses		90,943

Net Investment Income		231,601

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		428,735
Change in unrealized appreciation (depreciation) from investments		(293,516)

Net realized/unrealized gains from investments		135,219

Change in Net Assets Resulting from Operations		$366,820

See notes to financial statements.

NestEgg Funds

NestEgg 2010 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$231,601	$388,446
Net realized gains from investment transactions	428,735	1,034,008
Change in unrealized appreciation (depreciation) from investments	(293,516)	(242,255)

Change in net assets resulting from operations	366,820	1,180,199

Distributions to Service Class Shareholders:
From net investment income	(298,056)	(394,496)
Distributions to Premium Class Shareholders:
From net investment income	(1,730)	(1,907)

Change in net assets from shareholder distributions	(299,786)	(396,403)

Capital Share Transactions:
Proceeds from shares issued	1,423,667	2,298,920
Proceeds from dividends reinvested	299,786	396,403
Cost of shares redeemed	(2,543,600)	(2,568,141)

Change in net assets from capital share transactions	(820,147)	127,182

Change in net assets	(753,113)	910,978
Net Assets:
Beginning of period	18,888,259	17,977,281

End of period	$18,135,146	$18,888,259

Share Transactions:
Issued	136,488	227,393
Reinvested	28,818	39,106
Redeemed	(242,796)	(255,540)

Change in shares	(77,490)	10,959

*	Includes undistributed (distributions in excess of) net investment income of ($48,664) and $19,521, respectively.

See notes to financial statements.

NestEgg Funds

NestEgg 2010 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.25		$9.82	$8.96	$9.77		$10.14		$10.37		$9.92

Investment Activities:
Net investment income	0.13		0.22	0.21	0.10		0.21		0.28		0.21
Net realized and unrealized gains (losses) on investments	0.07		0.43	0.88	(0.83)		(0.37)		(0.14)		0.50

Total from Investment Activities	0.20		0.65	1.09	(0.73)		(0.16)		0.14		0.71

Distributions:
Net investment income	(0.17)		(0.22)	(0.23)	(0.08)		(0.21)		(0.28)		(0.24)
Net realized gains on investment transactions	—		—	—	—		—		(0.09)		(0.02)

Total Distributions	(0.17)		(0.22)	(0.23)	(0.08)		(0.21)		(0.37)		(0.26)

Net Asset Value, End of Period	$10.28		$10.25	$9.82	$8.96		$9.77		$10.14		$10.37

Total Return (excludes sales charge)	1.85	%(b)	6.66%	12.43%	(7.52	%)(b)	(1.60%)		1.39%		7.24%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$17,999		$18,765	$17,899	$14,531		$16,503		$14,505		$13,671
Ratio of expenses to average net assets	0.99	%(c)^^	0.94%^^	1.00%^^	1.27	%^(c)	1.33	%^	1.44	%^	1.50	%^
Ratio of net investment income to average net assets	2.52	%(c)	2.12%	2.23%	1.60	%^(c)	2.14	%^	2.60	%^	2.27	%^
Ratio of expenses to average net assets*	1.76	%(c)^^	1.71%^^	1.82%^^	1.60	%^(c)	1.58	%^	1.76	%^	2.94	%^
Portfolio turnover	11%		34%	48%	61	%(d)	86	% (d)	54	%(d)	49	%(d)

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses charged from the corresponding Master Portfolio.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See notes to financial statements.

NestEgg Funds

NestEgg 2010 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.22		$9.79	$8.96

Investment Activities:
Net investment income	0.10		0.15	0.25
Net realized and unrealized gains on investments	0.07		0.45	0.79

Total from Investment Activities	0.17		0.60	1.04

Distributions:
Net investment income	(0.14)		(0.17)	(0.21)

Total Distributions	(0.14)		(0.17)	(0.21)

Net Asset Value, End of Period	$10.25		$10.22	$9.79

Total Return (excludes sales charge)	1.61	%(b)	6.16%	11.84%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$136		$123	$78
Ratio of expenses to average net assets	1.54	%(c)^^	1.49%^^	1.55%^^
Ratio of net investment income to average net assets	1.97	%(c)	1.56%	1.27%
Ratio of expenses to average net assets*	2.27	%(c)^^	2.22%^^	2.24%^^
Portfolio turnover	11%		34%	48%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

^^	Does not include expenses charged from the corresponding Master Portfolio.

See notes to financial statements.

NestEgg 2020 Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	21,423	$3,348,415
iShares Russell 2000 Index Fund	26,213	3,020,786
iShares S&P 500/BARRA Growth Index Fund	14,115	784,794
iShares S&P Midcap 400 Index Fund	13,746	1,742,306
iShares S&P Midcap 400/BARRA Growth Index Fund	1,199	154,024
Vanguard Institutional Index Fund	64,625	6,839,236
Vanguard Total Bond Market Index Fund	1,195,441	12,205,452
American Beacon U.S. Government Money Market Fund (b)	1,368,966	1,368,966

TOTAL INVESTMENT COMPANIES		29,463,979

TOTAL INVESTMENTS (Cost $27,959,714) (a) - 99.9%		29,463,979
Other assets in excess of liabilities - 0.1%		41,798

NET ASSETS - 100.0%		$29,505,777

(a)	Represents cost for federal income and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,717,787
Unrealized depreciation	(213,522)

Net unrealized appreciation	$1,504,265

(b)	Affiliate.

See notes to financial statements.

NestEgg Funds

NestEgg 2020 Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $26,590,748)		$28,095,013
Investment in affiliate, at value (cost $1,368,966)		1,368,966

Total Investments		29,463,979

Interest and dividends receivable		49,375
Receivable for capital shares issued		1,467
Securities sold receivable		101,900
Prepaid expenses and other assets		8,881

Total Assets		29,625,602

Liabilities:
Securities purchased payable	101,857
Accrued expenses and other payables:
Investment advisory fees	6,594
Administration fees	404
Custody fees	488
Service organization fees	6,204
Other payables	4,278

Total Liabilities		119,825

Net Assets		$29,505,777

Net Assets consist of:
Capital (a)		30,689,826
Distributions in excess of net investment income		(86,695)
Accumulated net realized losses from investment transactions		(2,601,619)
Unrealized appreciation from investments		1,504,265

Net Assets		$29,505,777

Service Shares:
Net Assets		$29,269,873

Shares outstanding		2,935,865

Redemption price per share		$9.97

Premium Shares:
Net Assets		$235,904

Shares outstanding		23,719

Redemption price per share		$9.95

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$10.10

(a)	Amount for NestEgg 2020 Fund represents $2,960 of $.001 par value and $30,686,866 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

NestEgg Funds

NestEgg 2020 Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Dividend income		$459,436
Dividend income from affiliate		16,689

Total Investment Income		476,125

Expenses:
Investment advisory fees	$105,606
Administration fees	30,174
12b-1 Distribution fees - Service Class	37,460
12b-1 Distribution fees - Premium Class	771
Service organization fees - Service Class	37,460
Service organization fees - Premium Class	257
Accounting fees	11,081
Custodian fees	3,017
Transfer agent fees	10,049
Other fees	19,348

Total expenses before fee reductions		255,223
Expenses contractually reduced/reimbursed by the Investment Advisor		(64,873)
Expenses contractually reduced by the Administrator		(15,086)
Expenses contractually reduced by the Distributor		(37,665)

Net Expenses		137,599

Net Investment Income		338,526

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		736,220
Change in unrealized appreciation (depreciation) from investments		(335,027)

Net realized/unrealized gains from investments		401,193

Change in Net Assets Resulting from Operations		$739,719

See notes to financial statements.

NestEgg Funds

NestEgg 2020 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$338,526	$482,505
Net realized gains from investment transactions	736,220	2,231,654
Change in unrealized appreciation (depreciation) from investments	(335,027)	(604,744)

Change in net assets resulting from operations	739,719	2,109,415

Distributions to Service Class Shareholders:
From net investment income	(434,233)	(468,796)
Distributions to Premium Class Shareholders:
From net investment income	(2,534)	(2,163)

Change in net assets from shareholder distributions	(436,767)	(470,959)

Capital Share Transactions:
Proceeds from shares issued	2,336,739	3,851,832
Proceeds from dividends reinvested	436,767	470,934
Cost of shares redeemed	(3,456,656)	(3,315,407)

Change in net assets from capital share transactions	(683,150)	1,007,359

Change in net assets	(380,198)	2,645,815
Net Assets:
Beginning of period	29,885,975	27,240,160

End of period	$29,505,777	$29,885,975

Share Transactions:
Issued	229,380	397,061
Reinvested	42,928	48,264
Redeemed	(338,824)	(342,585)

Change in shares	(66,516)	102,740

*	Includes undistributed (distributions in excess of) net investment income of ($86,695) and $11,546, respectively.

See notes to financial statements.

NestEgg Funds

NestEgg 2020 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.88		$9.32	$8.25	$9.36		$10.07		$10.76		$9.93

Investment Activities:
Net investment income	0.11		0.16	0.16	0.07		0.13		0.18		0.07
Net realized and unrealized gains (losses) on investments	0.13		0.56	1.10	(1.12)		(0.71)		(0.58)		0.94

Total from Investment Activities	0.24		0.72	1.26	(1.05)		(0.58)		(0.40)		1.01

Distributions:
Net investment income	(0.15)		(0.16)	(0.19)	(0.06)		(0.13)		(0.18)		(0.13)
Net realized gains on investment transactions	—		—	—	—		—		(0.11)		(0.05)

Total Distributions	(0.15)		(0.16)	(0.19)	(0.06)		(0.13)		(0.29)		(0.18)

Net Asset Value, End of Period	$9.97		$9.88	$9.32	$8.25		$9.36		$10.07		$10.76

Total Return (excludes sales charge)	2.37	%(b)	7.75%	15.71%	(11.29	%)(b)	(5.78%)		(3.78%)		10.20%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$29,270		$29,702	$27,160	$21,987		$23,749		$23,513		$18,830
Ratio of expenses to average net assets	0.91	%(c)^^	0.90%^^	1.00%^^	1.25	%^(c)	1.23	%^	1.34	%^	1.50	%^
Ratio of net investment income to average net assets	2.25	%(c)	1.68%	1.74%	1.25	%^(c)	1.40	%^	1.60	%^	1.30	%^
Ratio of expenses to average net assets*	1.69	%(c)^^	1.68%^^	1.77%^^	1.64	%^(c)	1.48	%^	1.59	%^	3.47	%^
Portfolio turnover	14%		44%	67%	51	%(d)	86	%(d)	39	%(d)	43	%(d)

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

^	These ratios include income and expenses charged from the corresponding Master Portfolio.

^^	Does not include expenses charged from the corresponding Master Portfolio.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See notes to financial statements.

NestEgg Funds

NestEgg 2020 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.85		$9.30	$8.25

Investment Activities:
Net investment income	0.08		0.10	0.20
Net realized and unrealized gains on investments	0.14		0.57	1.02

Total from Investment Activities	0.22		0.67	1.22

Distributions:
Net investment income	(0.12)		(0.12)	(0.17)

Total Distributions	(0.12)		(0.12)	(0.17)

Net Asset Value, End of Period	$9.95		$9.85	$9.30

Total Return (excludes sales charge)	2.17	% (b)	7.19%	15.12%

Ratios/Supplementary Data:
Net Assets at end of period (000)	$236		$184	$81
Ratio of expenses to average net assets	1.46	%(c)^^	1.44%^^	1.46%^^
Ratio of net investment income to average net assets	1.70	%(c)	1.12%	0.78%
Ratio of expenses to average net assets*	2.19	%(c)^^	2.17%^^	2.21%^^
Portfolio turnover	14%		44%	67%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

^^	Does not include expenses charged from the corresponding Master Portfolio.

See notes to financial statements.

NestEgg 2030 Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
iShares MSCI EAFE Index Fund	16,180	$2,528,934
iShares Russell 2000 Index Fund	19,846	2,287,053
iShares S&P 500/BARRA Growth Index Fund	10,689	594,308
iShares S&P Midcap 400 Index Fund	10,178	1,290,062
iShares S&P Midcap 400/BARRA Growth Index Fund	908	116,642
Vanguard Institutional Index Fund	49,216	5,208,483
Vanguard Total Bond Market Index Fund	432,570	4,416,537
American Beacon U.S. Government Money Market Fund (b)	774,302	774,302

TOTAL INVESTMENT COMPANIES		17,216,321

TOTAL INVESTMENTS (Cost $16,073,283) (a) - 99.9%		17,216,321
Other assets in excess of liabilities - 0.1%		20,724

NET ASSETS - 100.0%		$17,237,045

(a)	Represents cost for federal income and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,267,895
Unrealized depreciation	(124,857)

Net unrealized appreciation	$1,143,038

(b)	Affiliate.

See notes to financial statements.

NestEgg Funds

NestEgg 2030 Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $15,298,981)		$16,442,019
Investment in affiliate, at value (cost $774,302)		774,302

Total Investments		17,216,321

Interest and dividends receivable		18,645
Receivable due from Investment Advisor		1,235
Securities sold receivable		81,600
Prepaid expenses and other assets		14,576

Total Assets		17,332,377

Liabilities:
Securities purchased payable	$81,550
Accrued expenses and other payables:
Investment advisory fees	3,853
Administration fees	236
Custody fees	286
Service organization fees	3,675
Other payables	5,732

Total Liabilities		95,332

Net Assets		$17,237,045

Net Assets consist of:
Capital (a)		16,699,886
Distributions in excess of net investment income		(69,254)
Accumulated net realized losses from investment transactions		(536,625)
Unrealized appreciation from investments		1,143,038

Net Assets		$17,237,045

Service Shares:
Net Assets		$17,017,922

Shares outstanding		1,706,563

Redemption price per share		$9.97

Premium Shares:
Net Assets		$219,123

Shares outstanding		22,057

Redemption price per share		$9.93

Maximum Sales Load - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$10.08

(a)	Amount for NestEgg 2030 Fund represents $1,729 of $.001 par value and $16,698,157 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

NestEgg Funds

NestEgg 2030 Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Dividend income		$234,611
Dividend income from affiliate		9,824

Total Investment Income		244,435

Expenses:
Investment advisory fees	$61,482
Administration fees	17,567
12b-1 Distribution fees - Service Class	21,713
12b-1 Distribution fees - Premium Class	736
Service organization fees - Service Class	21,713
Service organization fees - Premium Class	245
Accounting fees	11,081
Custodian fees	1,756
Transfer agent fees	9,242
Other fees	12,117

Total expenses before fee reductions		157,652
Expenses contractually reduced/reimbursed by the Investment Advisor		(38,492)
Expenses contractually reduced by the Administrator		(8,783)
Expenses contractually reduced by the Distributor		(21,909)

Net Expenses		88,468

Net Investment Income		155,967

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		456,961
Change in unrealized appreciation (depreciation) from investments		(134,706)

Net realized/unrealized gains from investments		322,255

Change in Net Assets Resulting from Operations		$478,222

See notes to financial statements.

NestEgg Funds

NestEgg 2030 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$155,967	$165,790
Net realized gains from investment transactions	456,961	1,435,714
Change in unrealized appreciation (depreciation) from investments	(134,706)	(335,842)

Change in net assets resulting from operations	478,222	1,265,662

Distributions to Service Class Shareholders:
From net investment income	(223,221)	(170,972)
Distributions to Premium Class Shareholders:
From net investment income	(2,000)	(870)

Change in net assets from shareholder distributions	(225,221)	(171,842)

Capital Share Transactions:
Proceeds from shares issued	2,207,497	3,725,964
Proceeds from dividends reinvested	225,221	171,842
Cost of shares redeemed	(2,155,895)	(2,584,747)

Change in net assets from capital share transactions	276,823	1,313,059

Change in net assets	529,824	2,406,879
Net Assets:
Beginning of period	16,707,221	14,300,342

End of period	$17,237,045	$16,707,221

Share Transactions:
Issued	216,064	386,828
Reinvested	21,960	17,770
Redeemed	(210,638)	(267,223)

Change in shares	27,386	137,375

*	Includes undistributed (distributions in excess of) net investment income of ($69,254) and $0, respectively.

See notes to financial statements.

NestEgg Funds

NestEgg 2030 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$9.14	$7.84	$9.17		$10.18		$11.02		$9.92

Investment Activities:
Net investment income	0.09		0.10	0.10	0.05		0.08		0.09		0.07
Net realized and unrealized gains (losses) on investments	0.19		0.69	1.36	(1.35)		(0.97)		(0.79)		1.14

Total from Investment Activities	0.28		0.79	1.46	(1.30)		(0.89)		(0.70)		1.21

Distributions:
Net investment income	(0.13)		(0.11)	(0.16)	(0.03)		(0.08)		(0.09)		(0.06)
Net realized gains on investment transactions	—		—	—	—		(0.04)		(0.05)		(0.05)

Total Distributions	(0.13)		(0.11)	(0.16)	(0.03)		(0.12)		(0.14)		(0.11)

Net Asset Value, End of Period	$9.97		$9.82	$9.14	$7.84		$9.17		$10.18		$11.02

Total Return (excludes sales charge)	2.82	%(b)	8.62%	19.02%	(14.04	%)(b)	(8.74%)		(6.42%)		12.28%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$17,018		$16,547	$14,196	$10,476		$11,304		$10,896		$7,371
Ratio of expenses to average net assets	1.00	%(c)^^	1.00%^^	1.00%^^	1.27	%^(c)	1.36	%^	1.49	%^	1.49	%^
Ratio of net investment income to average net assets	1.78	%(c)	1.06%	1.23%	0.91	%^(c)	0.80	%^	0.79	%^	0.72	%^
Ratio of expenses to average net assets*	1.79	%(c)^^	1.79%^^	1.90%^^	1.67	%^(c)	1.68	%^	1.91	%^	2.48	%^
Portfolio turnover	15%		49%	77%	51	%(d)	53	%(d)	27	%(d)	26	%(d)

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses charged from the corresponding Master Portfolio.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See notes to financial statements.

NestEgg Funds

NestEgg 2030 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.78		$9.11	$7.84

Investment Activities:
Net investment income	0.06		0.06	0.15
Net realized and unrealized gains on investments	0.19		0.67	1.26

Total from Investment Activities	0.25		0.73	1.41

Distributions:
Net investment income	(0.10)		(0.06)	(0.14)

Total Distributions	(0.10)		(0.06)	(0.14)

Net Asset Value, End of Period	$9.93		$9.78	$9.11

Total Return (excludes sales charge)	2.52	%(b)	8.00%	18.27%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$219		$161	$104
Ratio of expenses to average net assets	1.55	%(c)^^	1.55%^^	1.55%^^
Ratio of net investment income to average net assets	1.20	%(c)	0.46%	0.27%
Ratio of expenses to average net assets*	2.30	%(c)^^	2.29%^^	2.36%^^
Portfolio turnover	15%		49%	77%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

^^	Does not include expenses charged from the corresponding Master Portfolio.

See notes to financial statements.

NestEgg 2040 Fund

Schedule of Portfolio Investments

April 30, 2005

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.2%)
iShares MSCI EAFE Index Fund	19,857	$3,103,649
iShares Russell 2000 Index Fund	24,452	2,817,848
iShares S&P 500/BARRA Growth Index Fund	13,142	730,695
iShares S&P Midcap 400 Index Fund	12,635	1,601,486
iShares S&P Midcap 400/BARRA Growth Index Fund	1,117	143,490
Vanguard Institutional Index Fund	60,575	6,410,663
Vanguard Total Bond Market Index Fund	162,689	1,661,050
American Beacon U.S. Government Money Market Fund (b)	863,663	863,663

TOTAL INVESTMENT COMPANIES		17,332,544

TOTAL INVESTMENTS (Cost $15,974,674) (a) - 100.2%		17,332,544
Liabilities in excess of other assets - (0.2)%		(37,765)

NET ASSETS - 100.0%		$17,294,779

(a)	Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,503,146
Unrealized depreciation	(145,276)

Net unrealized appreciation	$1,357,870

(b)	Affiliate.

See notes to financial statements.

NestEgg Funds

NestEgg 2040 Fund

Statement of Assets and Liabilities

		April 30, 2005
		(Unaudited)
Assets:
Investments, at value (cost $15,111,012)		$16,468,882
Investment in affiliate, at value (cost $863,662)		863,662

Total Investments		17,332,544

Interest and dividends receivable		8,184
Receivable for capital shares issued		79
Receivable due from Investment Advisor		684
Prepaid expenses and other assets		15,839

Total Assets		17,357,330

Liabilities:
Securities purchased payable	$48,839
Accrued expenses and other payables:
Investment advisory fees	3,855
Administration fees	237
Custody fees	286
Service organization fees	3,728
Other payables	5,606

Total Liabilities		62,551

Net Assets		$17,294,779

Net Assets consist of:
Capital (a)		17,203,102
Distributions in excess of net investment income		(76,901)
Accumulated net realized losses from investment transactions		(1,189,292)
Unrealized appreciation from investments		1,357,870

Net Assets		$17,294,779

Service Shares:
Net Assets		$16,944,848

Shares outstanding		1,714,654

Redemption price per share		$9.88

Premium Shares:
Net Assets		$349,931

Shares outstanding		35,678

Redemption price per share		$9.81

Maximum Sales Charge - Premium Shares		1.50%

Maximum Offering Price Per Premium Share (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent)		$9.96

(a)	Amount for NestEgg 2040 Fund represents $1,750 of $.001 par value and $17,201,352 of additional paid in capital; unlimited number of shares are authorized.

See notes to financial statements.

NestEgg Funds

NestEgg 2040 Fund

Statement of Operations

	Six months ended April 30, 2005
		(Unaudited)
Investment Income:
Dividend income		$192,643
Dividend income from affiliate		9,857

Total Investment Income		202,500

Expenses:
Investment advisory fees	$59,086
Administration fees	16,882
12b-1 Distribution fees - Service Class	20,729
12b-1 Distribution fees - Premium Class	1,120
Service organization fees - Service Class	20,729
Service organization fees - Premium Class	373
Accounting fees	11,081
Custodian fees	1,688
Transfer agent fees	8,712
Other fees	11,719

Total expenses before fee reductions		152,119
Expenses contractually reduced/reimbursed by the Investment Advisor		(37,311)
Expenses contractually reduced by the Administrator		(8,441)
Expenses contractually reduced by the Distributor		(21,028)

Net Expenses		85,339

Net Investment Income		117,161

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		528,218
Change in unrealized appreciation (depreciation) from investments		(135,829)

Net realized/unrealized gains from investments		392,389

Change in Net Assets Resulting from Operations		$509,550

See notes to financial statements.

NestEgg Funds

NestEgg 2040 Fund

Statements of Changes in Net Assets

	Six months ended April 30, 2005	Year ended October 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$117,161	$83,526
Net realized gains from investment transactions	528,218	1,641,144
Change in unrealized appreciation (depreciation) from investments	(135,829)	(385,756)

Change in net assets resulting from operations	509,550	1,338,914

Distributions to Service Class Shareholders:
From net investment income	(191,363)	(100,121)
Distributions to Premium Class Shareholders:
From net investment income	(2,699)	(956)

Change in net assets from shareholder distributions	(194,062)	(101,077)

Capital Share Transactions:
Proceeds from shares issued	2,301,051	4,064,962
Proceeds from dividends reinvested	194,062	101,077
Cost of shares redeemed	(1,724,042)	(2,791,497)

Change in net assets from capital share transactions	771,071	1,374,542

Change in net assets	1,086,559	2,612,379

Net Assets:
Beginning of period	16,208,220	13,595,841

End of period	$17,294,779	$16,208,220

Share Transactions:
Issued	225,752	432,840
Reinvested	18,933	10,693
Redeemed	(170,162)	(296,334)

Change in shares	74,523	147,199

*	Includes undistributed (distributions in excess of) net investment income of ($76,901) and $0, respectively.

See notes to financial statements.

NestEgg Funds

NestEgg 2040 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003	Period ended October 31, 2002 (a)		Year ended February 28, 2002		Year ended February 28, 2001		Year ended February 28, 2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.67		$8.89	$7.38	$8.86		$10.03		$11.42		$9.95

Investment Activities:
Net investment income	0.07		0.05	0.07	0.03		0.02		—	**	—	**
Net realized and unrealized gains (losses) on investments	0.26		0.79	1.57	(1.51)		(1.16)		(1.27)		1.52

Total from Investment Activities	0.33		0.84	1.64	(1.48)		(1.14)		(1.27)		1.52

Distributions:
Net investment income	(0.12)		(0.06)	(0.13)	—	**	(0.03)		(0.01)		(0.01)
Net realized gains on investment transactions	—		—	—	—		—	**	(0.11)		(0.04)

Total Distributions	(0.12)		(0.06)	(0.13)	—		(0.03)		(0.12)		(0.05)

Net Asset Value, End of Period	$9.88		$9.67	$8.89	$7.38		$8.86		$10.03		$11.42

Total Return (excludes sales charge)	3.33	%(b)	9.51%	22.73%	(16.53	%)(b)	(11.37%)		(11.22%)		15.36%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$16,945		$15,977	$13,580	$9,159		$10,112		$10,250		$8,028
Ratio of expenses to average net assets	1.00	%(c)^^	1.00%^^	1.00%^^	1.27	%^(c)	1.37	%^	1.46	%^	1.48	%^
Ratio of net investment income to average net assets	1.40	%(c)	0.56%	0.70%	0.63	%^(c)	0.18	%^	(0.01	)%^	(0.05	)%^
Ratio of expenses to average net assets*	1.79	%(c)^^	1.78%^^	1.90%^^	1.69	%^(c)	1.72	%^	1.86	%^	2.32	%^
Portfolio turnover	17%		57%	91%	42	%(d)	15	%(d)	20	%(d)	29	%(d)

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

**	The amount is less than $0.005

^	These ratios include income and expenses charged from the corresponding Master Portfolio

^^	Does not include expenses charged from the corresponding Master Portfolio.

(a)	The Funds changed their fiscal year end from February 28 to October 31.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover rate represents that of the corresponding Master Portfolio.

See notes to financial statements.

NestEgg Funds

NestEgg 2040 Fund

Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

	Six months ended April 30, 2005		Year ended October 31, 2004	Year ended October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.60		$8.86	$7.38

Investment Activities:
Net investment income (loss)	0.05		0.01	(0.01)**
Net realized and unrealized gains on investments	0.25		0.78	1.61

Total from Investment Activities	0.30		0.79	1.60

Distributions:
Net investment income	(0.09)		(0.05)	(0.12)

Total Distributions	(0.09)		(0.05)	(0.12)

Net Asset Value, End of Period	$9.81		$9.60	$8.86

Total Return (excludes sales charge)	3.07	%(b)	8.88%	22.06%
Ratios/Supplementary Data:
Net Assets at end of period (000)	$350		$232	$16
Ratio of expenses to average net assets	1.55	%(c)^^	1.55%^^	1.55%^^
Ratio of net investment income to average net assets	0.82	%(c)	0.06%	(0.18%)
Ratio of expenses to average net assets*	2.30	%(c)^^	2.28%^^	2.39%^^
Portfolio turnover	17%		57%	91%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

**	Net investment income per share calculated using average shares method.

(a)	The Funds began offering the Premium Shares on November 1, 2002.

(b)	Not annualized.

(c)	Annualized.

^^	Does not include expenses charged from the corresponding Master Portfolio.

See notes to financial statements.

NestEgg Funds

Notes to Financial Statements (Unaudited)

April 30, 2005

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified series, including the American Independence Funds and the NestEgg Funds. The accompanying financial statements and financial highlights are those of the five NestEgg Funds: the Capital Preservation Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a “Fund”, collectively the “NestEgg Funds”). Each Fund offers two classes of shares: Premium Class and Service Class.

Each fund is a “fund of funds”, which means that each Fund invests in other mutual funds, primarily passively-managed index funds. Typically, the underlying index fund’s investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Underlying funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Periodically, each Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Securities for which market quotations are not readily available are valued at fair value by the investment advisor, or the sub-advisor, in accordance with guidelines approved by the Trust’s Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. Investments in other mutual funds are valued at their respective net asset values as reported by such funds.

Transaction Dates

Share transactions are recorded on the trade date. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are similarly recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

NestEgg Funds

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Other

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated pro-rata to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro–rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

Distributions to Shareholders

The Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Related Party Transactions:

The Trust and INTRUST Financial Services, Inc. (the “Advisor”) are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The advisory fee payable to the Advisor is further reduced by a contractual fee waiver to the extent total fund operating expenses exceeded 1.55%, on an annual basis, of the applicable Fund’s daily net assets.

The Advisor, under a sub-investment advisor agreement with LaJolla Economics (the “Sub-Advisor”) pays the Sub-Advisor a fee of 0.02%, on an annual basis, of each Fund’s daily net assets for certain advisor services provided to the Fund.

Investment Advisor Fees	Fee in Basis Points (“BPS”)	Reimbursement in BPS	Waiver in BPS	Net Fee in BPS
Capital Preservation Fund	0.70%	-0.28%	-0.53%	-0.11%
NestEgg 2010 Fund	0.70%	0.00%	-0.43%	0.27%
NestEgg 2020 Fund	0.70%	0.00%	-0.43%	0.27%
NestEgg 2030 Fund	0.70%	-0.01%	-0.43%	0.26%
NestEgg 2040 Fund	0.70%	-0.01%	-0.43%	0.26%

NestEgg Funds

Notes to Financial Statements (Unaudited), continued

April 30, 2005

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services, Inc. (“BISYS Inc.”) are subsidiaries of The BISYS Group, Inc. Certain officers of the Funds are associated with BISYS, which is an Ohio Limited Partnership. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

The Trust and BISYS (the “Administrator”) are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, based on each NestEgg Funds’ average daily net assets. The table below indicates this fee for each fund:

Administration Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Capital Preservation Fund	0.20%	-0.10%	0.10%
NestEgg 2010 Fund	0.20%	-0.10%	0.10%
NestEgg 2020 Fund	0.20%	-0.10%	0.10%
NestEgg 2030 Fund	0.20%	-0.10%	0.10%
NestEgg 2040 Fund	0.20%	-0.10%	0.10%

The Trust and BISYS (the “Distributor”) are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each Fund is subject to a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, each fund will pay the Distributor up to an annual rate of the average daily net assets of the Service Class shares and the Premium Class shares of the Funds. The table below indicates the annual rates for each fund:

Distribution Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Capital Preservation Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg 2010 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg 2020 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg 2030 Fund - Service Class	0.25%	-0.25%	0.00%
NestEgg 2040 Fund - Service Class	0.25%	-0.25%	0.00%
Capital Preservation Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg 2010 Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg 2020 Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg 2030 Fund - Premium Class	0.75%	-0.20%	0.55%
NestEgg 2040 Fund - Premium Class	0.75%	-0.20%	0.55%

BISYS Inc. serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent agreement, BISYS Inc., receives an account maintenance fee of $15 per year for each account in existence at any time during the year, in addition to shareholder account fees, activity charges, service charges and various out of pocket charges. Under the terms of the Fund Accounting agreement, BISYS Inc., receives from each fund a minimum annual fee of $15,000, plus out of pocket charges.

NestEgg Funds

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Other financial organizations (“Service Organizations”) also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of the average daily net assets of the Service Class shares and the Premium Class shares of the Funds. The table below indicates the annual rates for each fund:

Service Organization Fees	Fee in BPS	Waiver in BPS	Net Fee in BPS
Capital Preservation Fund - Service Class	0.25%	0.00%	0.25%
NestEgg 2010 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg 2020 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg 2030 Fund - Service Class	0.25%	0.00%	0.25%
NestEgg 2040 Fund - Service Class	0.25%	0.00%	0.25%
Capital Preservation Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg 2010 Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg 2020 Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg 2030 Fund - Premium Class	0.25%	0.00%	0.25%
NestEgg 2040 Fund - Premium Class	0.25%	0.00%	0.25%

Fees are reduced to assist the Funds in maintaining an expense ratio of 1.00% for Service Class and 1.55% for Premium Class shares.

4. Shares of Beneficial Interest:

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. Beginning November 1, 2002 the Funds began selling a Premium Class of shares. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended April, 2005 were as follows:

	Purchases	Sales
Capital Preservation Fund	$811,762	$936,676
NestEgg 2010 Fund	1,985,764	2,793,767
NestEgg 2020 Fund	3,908,016	4,612,014
NestEgg 2030 Fund	2,730,621	2,501,851
NestEgg 2040 Fund	3,421,326	2,765,714

NestEgg Funds

Notes to Financial Statements (Unaudited), continued

April 30, 2005

6. Capital Share Transactions:

Transactions in shares of the Funds are summarized below:

	Capital Preservation Fund		NestEgg 2010 Fund		NestEgg 2020 Fund
	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Capital Transactions:
Service Class Shares:
Proceeds from shares issued	$668,473	$792,824	$1,409,011	$2,250,982	$2,231,050	$3,718,374
Dividends reinvested	266,141	143,015	298,056	394,496	434,233	468,771
Cost of shares redeemed	(1,002,183)	(1,083,441)	(2,539,849)	(2,560,138)	(3,399,299)	(3,277,126)

Service Class Share Transactions	$(67,569)	$(147,602)	$(832,782)	$85,340	$(734,016)	$910,019

Premium Class Shares:
Proceeds from shares issued	$149,232	$107,181	$14,656	$47,938	$105,689	$133,458
Dividends reinvested	9,175	780	1,730	1,907	2,534	2,163
Cost of shares redeemed	(22,236)	(978)	(3,751)	(8,003)	(57,357)	(38,281)

Premium Class Share Transactions	$136,071	$106,983	$12,635	$41,842	$50,866	$97,340

Net increase (decrease) from capital transactions	$68,502	$(40,619)	$(820,147)	$127,182	$683,150	$1,007,359

Share Transactions:
Service Class Shares:
Issued	63,757	76,169	135,079	222,707	218,950	383,284
Reinvested	25,596	13,752	28,651	38,918	42,678	48,042
Redeemed	(96,192)	(104,413)	(242,439)	(254,748)	(333,140)	(338,644)

Change in Service Class Shares	(6,839)	(14,492)	(78,709)	6,877	(71,512)	92,682

Premium Class Shares:
Issued	14,208	10,331	1,409	4,686	10,429	13,777
Reinvested	887	75	167	188	250	222
Redeemed	(2,104)	(96)	(357)	(792)	(5,684)	(3,941)

Change in Premium Class Shares	12,991	10,310	1,219	4,082	4,995	10,058

Net increase (decrease) from share transactions	6,152	(4,182)	(77,490)	10,959	(66,517)	102,740

NestEgg Funds

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Capital Share Transactions, continued:

	NestEgg 2030 Fund		NestEgg 2040 Fund
	Six Months Ended April 30, 2005	Year Ended October 31, 2004	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Capital Transactions:
Service Class Shares:
Proceeds from shares issued	$2,137,291	$3,627,584	$2,168,666	$3,686,793
Dividends reinvested	223,221	170,972	191,363	100,121
Cost of shares redeemed	(2,140,921)	(2,533,958)	(1,705,940)	(2,615,566)

Service Class Share Transactions	$219,591	$1,264,598	$654,089	$1,171,348

Premium Class Shares:
Proceeds from shares issued	$70,207	$98,380	$132,384	$378,169
Dividends reinvested	2,000	870	2,699	956
Cost of shares redeemed	(14,975)	(50,789)	(18,101)	(175,931)

Premium Class Share Transactions	$57,232	$48,461	$116,982	$203,194

Net increase from capital transactions	$1,313,059	$1,313,059	$771,071	$1,374,542

Share Transactions:
Service Class Shares:
Issued	209,145	376,641	212,686	391,361
Reinvested	21,764	17,680	18,667	10,591
Redeemed	(209,164)	(261,945)	(168,385)	(277,046)

Change in Service Class Shares	21,745	132,376	62,968	124,906

Premium Class Shares:
Issued	6,916	10,187	13,066	41,479
Reinvested	196	90	265	102
Redeemed	(1,473)	(5,278)	(1,776)	(19,288)

Change in Premium Class Shares	5,639	4,999	11,555	22,293

Net increase from share transactions	137,375	137,375	74,523	147,199

NestEgg Funds

Notes to Financial Statements (Unaudited), continued

April 30, 2005

Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-272-2715; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-272-2715; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Beginning with the fiscal quarter ended July 31, 2004, a complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NestEgg Funds

Additional Fund Information (Unaudited)

April 30, 2005

The NestEgg Funds invested, as a percentage of net assets, in the following industries as of April 30, 2005.

Capital Preservation Fund:

Security Allocation	Percentage of Net assets
Large Company Equity	14.5%
Mid Cap Equity	3.5%
Small Company Equity	5.7%
International Equity	6.4%
Fixed Income	64.5%
Money Market	4.9%

Total	99.5%

NestEgg 2010 Fund:

Security Allocation	Percentage of Net assets
Large Company Equity	18.2%
Mid Cap Equity	4.5%
Small Company Equity	7.2%
International Equity	8.0%
Fixed Income	57.5%
Money Market	4.4%

Total	99.8%

NestEgg 2020 Fund:

Security Allocation	Percentage of Net assets
Large Company Equity	25.8%
Mid Cap Equity	6.4%
Small Company Equity	10.2%
International Equity	11.4%
Fixed Income	41.4%
Money Market	4.7%

Total	99.9%

NestEgg 2030 Fund:

Security Allocation	Percentage of Net assets
Large Company Equity	33.7%
Mid Cap Equity	8.2%
Small Company Equity	13.3%
International Equity	14.7%
Fixed Income	25.6%
Money Market	4.4%

Total	99.9%

NestEgg 2040 Fund:

Security Allocation	Percentage of Net assets
Large Company Equity	41.3%
Mid Cap Equity	10.1%
Small Company Equity	16.3%
International Equity	17.9%
Fixed Income	9.6%
Money Market	5.0%

Total	100.2%

NestEgg Funds

Additional Fund Information (Unaudited), Continued

April 30, 2005

As a shareholder of the NestEgg Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the NestEgg Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent 6-month period from November 1, 2004 through April 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

		Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04-4/30/05	Expense Ratio During Period** 11/1/04-4/30/05
Capital Preservation Fund	Service Class	$1,000.00	$1,015.00	$5.00	1.00%
	Premium Class	1,000.00	1,012.10	7.73	1.55%
NestEgg 2010 Fund	Service Class	1,000.00	1,018.50	4.95	0.99%
	Premium Class	1,000.00	1,016.10	7.70	1.54%
NestEgg 2020 Fund	Service Class	1,000.00	1,023.70	4.57	0.91%
	Premium Class	1,000.00	1,021.70	7.32	1.46%
NestEgg 2030 Fund	Service Class	1,000.00	1,028.20	5.03	1.00%
	Premium Class	1,000.00	1,025.20	7.78	1.55%
NestEgg 2040 Fund	Service Class	1,000.00	1,033.30	5.04	1.00%
	Premium Class	1,000.00	1,030.70	7.80	1.55%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each NestEgg Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04-4/30/05	Expense Ratio During Period** 11/1/04-4/30/05
Capital Preservation Fund	Service Class	$1,000.00	$1,019.84	$5.01	1.00%
	Premium Class	1,000.00	1,017.11	7.75	1.55%
NestEgg 2010 Fund	Service Class	1,000.00	1,019.89	4.96	0.99%
	Premium Class	1,000.00	1,017.16	7.70	1.54%
NestEgg 2020 Fund	Service Class	1,000.00	1,020.28	4.56	0.91%
	Premium Class	1,000.00	1,017.55	7.30	1.46%
NestEgg 2030 Fund	Service Class	1,000.00	1,019.84	5.01	1.00%
	Premium Class	1,000.00	1,017.11	7.75	1.55%
NestEgg 2040 Fund	Service Class	1,000.00	1,019.84	5.01	1.00%
	Premium Class	1,000.00	1,017.11	7.75	1.55%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

NestEgg Funds

Information about Trustees and Officers (Unaudited)

April 30, 2005

Name, Date of Birth (Age) and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement

Phillip J. Owings (Age: 59) 5001 East 106th Street Tulsa, OK 74137	Trustee since 8/29/00	Consultant. Formerly, President and Division Manager, SunGard Wealth Management Services, LLC, (2001-2003); formerly, Executive Vice President of INTRUST Bank, (1996-2001).

Ronald L. Baldwin (Age: 49) 105 North Main Street Wichita, Kansas 67202	Trustee since 8/29/00	Director, INTRUST Financial Services, Inc.; President and Chief Operating Officer of INTRUST Bank N.A.; Director, INTRUST Brokerage, Inc.

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement

Terry L. Carter (Age: 56) 4705 S. 129th East Avenue Tulsa, OK 74134	Trustee since 11/25/96	Senior Vice President of QuikTrip Corporation.

Thomas F. Kice (Age: 55) 1150 Woodridge Drive Wichita, Kansas 67206	Trustee since 11/25/96	President of Kice Industries, Inc.

George Mileusnic (Age: 50) 3900 Lakebreeze Avenue N. Minneapolis, MN 55429	Trustee since 11/25/96	Chief Financial Officer of Caribou Coffee (2001-present). Chief Financial Officer of Dean & Deluca (2000-2001). Executive Vice President of The Coleman Company (9/89-9/98).

John J. Pileggi (Age: 50) 300 West 14th Street, Apt. 503 New York, NY 10014	Trustee since 11/25/96	Consultant. Formerly, Chairman of the Board of Trustees. President and Chief Executive Officer, Mercantile Capital Advisors, Inc.(2002-2004). Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly, Director of Furman Selz LLC (1994-1998).

Peter Ochs (Age: 51) 319 South Oak Street Wichita, Kansas 67213	Trustee since 9/24/01	Manager of Ochs & Associates, Inc.

NestEgg Funds

Information about Trustees and Officers (Unaudited), continued

April 30, 2005

EXECUTIVE OFFICERS	Term
Lifetime of Trust until removal, resignation or retirement*

David Bunstine (Age: 41)	President since 8/20/04	Vice President, BISYS Fund Services Ohio, Inc. since 1994; Client Services Manager, BISYS Fund Services Ohio, Inc. (1996-1998).

Trent Statczar (Age: 33)	Treasurer since 4/29/02	Vice President, BISYS Fund Services, Inc. since 2003; Director of Financial Services of BISYS Fund Services (2000 – 2003). Employed by BISYS (1993-present).

Curtis Barnes (Age: 51)	Secretary since 12/6/02	Vice President, BISYS Fund Services, Inc., 1995-present.

Alicia Guagliardo (Age: 40)	Chief Compliance Officer since 8/20/04	Chief Compliance Officer, INTRUST Financial Services, Inc.; Employed by INTRUST since June 2000.

Thomas S. Gangel (Age: 49)	Vice President since 8/22/02	President, INTRUST Financial Services, Inc. and Director, INTRUST Brokerage, Inc.

The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not “interested persons” of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust’s financial officers and independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee’s primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar, Treasurer

Date July 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar, Treasurer

Date July 11, 2005

By (Signature and Title)*	/s/ DAVID BUNSTINE
David Bunstine, President

Date July 11, 2005